UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Tax-Managed Emerging Markets Fund

Semiannual Report

December 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report December 31, 2013

Parametric Tax-Managed Emerging Markets Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	35

Important Notices	36

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Performance1,2

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	8.25%	2.21%	15.83%	13.27%
Institutional Class at NAV with redemption fee	—	—	6.12	0.20	15.40	13.09
MSCI Emerging Markets Index	—	—	7.70%	–2.60%	14.78%	11.16%

% After-Tax Returns with Redemption Fee		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class After Taxes on Distributions		06/30/1998	06/30/1998	–0.06%	15.26%	12.86%
Institutional Class After Taxes on Distributions and Sale of Fund Shares		—	—	0.62	12.74	11.25

% Total Annual Operating Expense Ratio[3]						Institutional Class
						0.96%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

MTN Group, Ltd.	1.3%

America Movil SAB de CV, Series L	1.2

Samsung Electronics Co., Ltd.	1.1

OAO Gazprom ADR	0.9

China Mobile, Ltd.	0.7

Naspers, Ltd., Class N	0.7

Taiwan Semiconductor Manufacturing Co., Ltd.	0.6

Sberbank of Russia	0.6

Grupo Financiero Banorte SAB de CV, Class O	0.6

LUKOIL OAO ADR	0.6

Total	8.3%

See Endnotes and Additional Disclosures in this report.

3

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at NAV. Institutional Class shares are subject to a 2% redemption fee at the time of exchange or redemption. Fund performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 – December 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/13)	Ending Account Value (12/31/13)	Expenses Paid During Period* (7/1/13 – 12/31/13)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,082.50	$5.04	0.96%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.40	$4.89	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2013.

5

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value

Argentina — 0.7%
Arcos Dorados Holdings, Inc., Class A	208,500	$2,527,020
Banco Macro SA, Class B(1)	130,676	421,132
Banco Macro SA, Class B ADR(1)	90,300	2,191,581
BBVA Banco Frances SA(1)	76,594	241,421
BBVA Banco Frances SA ADR(1)	59,599	414,809
Cresud SA ADR	145,131	1,465,823
Grupo Financiero Galicia SA, Class B ADR	173,700	1,815,165
IRSA Inversiones y Representaciones SA	119,544	194,131
IRSA Inversiones y Representaciones SA ADR	57,300	693,903
Ledesma SAAI	259,501	219,859
MercadoLibre, Inc.	50,900	5,486,511
Molinos Rio de la Plata SA, Class B(1)	93,310	418,438
Petrobras Energia SA ADR	551,378	3,060,148
Siderar SAIC	1,803,100	841,588
Telecom Argentina SA ADR	208,200	3,589,368
Telecom Argentina SA, Class B	229,824	1,099,764
Transportadora de Gas del Sur SA	252,923	147,801

		$24,828,462

Bangladesh — 0.3%
Aftab Automobiles, Ltd.	231,504	$270,722
Bangladesh Export Import Co., Ltd.(1)	2,192,100	911,821
BSRM Steels, Ltd.	499,000	442,734
City Bank, Ltd. (The)(1)	1,039,200	269,163
Grameenphone, Ltd.	520,600	1,357,044
Islami Bank Bangladesh, Ltd.	1,070,200	473,013
Khulna Power Co., Ltd.	1,150,800	729,249
Lankabangla Finance, Ltd.(1)	500,000	427,121
Malek Spinning Mills, Ltd.	1,020,000	352,476
National Bank, Ltd.	3,298,900	509,066
People’s Leasing and Financial Services, Ltd.(1)	549,900	181,225
Pubali Bank, Ltd.	1,225,900	513,217
Social Islami Bank, Ltd.	1,351,000	231,601
Square Pharmaceuticals, Ltd.	610,165	1,493,729
Summit Power, Ltd.(1)	682,900	338,419
Titas Gas Transmission & Distribution Co., Ltd.	911,500	855,751
United Airways Bangladesh, Ltd.(1)	7,700,112	1,633,960
United Commercial Bank, Ltd.	1,950,600	633,447

		$11,623,758

Botswana — 0.4%
Barclays Bank of Botswana	1,308,506	$811,198
Botswana Insurance Holdings Ltd.	801,726	962,127
First National Bank of Botswana	7,511,600	3,458,639

Security	Shares	Value

Botswana (continued)
Letshego Holdings, Ltd.	15,329,252	$4,049,388
Sechaba Breweries Ltd.	1,086,400	2,362,869
Sefalana Holding Co.	991,000	764,453
Standard Chartered Bank Botswana	850,790	1,138,970

		$13,547,644

Brazil — 5.8%
AES Tiete SA, PFC Shares	121,216	$983,541
All America Latina Logistica SA (Units)	501,200	1,401,362
AMBEV SA	1,984,125	14,602,314
Anhanguera Educacional Participacoes SA	235,900	1,500,722
B2W Companhia Global do Varejo(1)	118,400	770,128
Banco Bradesco SA ADR, PFC Shares	235,428	2,949,913
Banco Bradesco SA, PFC Shares	717,696	8,873,964
Banco do Brasil SA	428,999	4,445,670
Banco Santander Brasil SA	249,400	1,479,303
Banco Santander Brasil SA ADR	166,200	1,013,820
BM&F Bovespa SA	719,800	3,376,258
Bombril SA, PFC Shares	92,000	247,296
BR Malls Participacoes SA	230,400	1,661,773
BR Properties SA	135,900	1,073,296
Bradespar SA, PFC Shares	77,600	827,003
Braskem SA, PFC Shares	61,000	542,963
BRF-Brasil Foods SA	252,966	5,284,036
BRF-Brasil Foods SA ADR	25,600	534,272
Centrais Eletricas Brasileiras SA	316,182	1,332,782
CETIP SA - Mercados Organizados	136,600	1,401,891
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	14,300	638,781
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,382,396
Cia de Concessoes Rodoviarias SA (CCR)	744,600	5,623,572
Cia de Saneamento Basico do Estado de Sao Paulo	227,200	2,549,208
Cia de Saneamento Basico do Estado de Sao Paulo ADR	63,300	717,822
Cia de Saneamento de Minas Gerais-COPASA	64,400	1,017,366
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	293,963
Cia Energetica de Minas Gerais SA, PFC Shares	614,453	3,647,156
Cia Energetica de Sao Paulo, PFC Shares	170,800	1,624,763
Cia Hering	77,400	980,919
Cia Paranaense de Energia-Copel, PFC Shares	104,300	1,355,756
Cia Siderurgica Nacional SA	253,400	1,545,836
Cia Siderurgica Nacional SA ADR	62,200	385,640
Cielo SA	304,750	8,441,032
Contax Participacoes SA, PFC Shares	151,000	236,074

6	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Cosan SA Industria e Comercio	52,100	$874,254
CPFL Energia SA	203,000	1,643,211
Cyrela Brazil Realty SA	166,624	1,012,866
Diagnosticos da America SA	179,800	1,100,493
Duratex SA	153,167	854,770
EcoRodovias Infraestrutura e Logistica SA	165,800	1,043,769
EDP-Energias do Brasil SA	240,700	1,159,787
Eletropaulo Metropolitana SA, Class B, PFC Shares	148,868	588,611
Embraer SA	483,332	3,871,400
Embraer SA ADR	26,152	841,571
Embratel Participacoes SA	37,424,000	133,357
Embratel Participacoes SA, PFC Shares	67,000,000	245,082
Eneva SA(1)	177,600	224,902
Fibria Celulose SA(1)	24,585	287,936
Fibria Celulose SA ADR(1)	54,900	641,232
Gafisa SA	542,900	814,269
Gerdau SA ADR	170,900	1,339,856
Gerdau SA, PFC Shares	161,400	1,253,672
Gol Linhas Aereas Inteligentes SA, PFC Shares	187,000	836,957
Hypermarcas SA	213,700	1,602,193
Iochpe-Maxion SA	78,100	863,279
Itau Unibanco Holding SA ADR, PFC Shares	123,948	1,681,974
Itau Unibanco Holding SA, PFC Shares	779,020	10,382,105
Itausa-Investimentos Itau SA, PFC Shares	1,577,004	5,957,794
JBS SA	444,227	1,654,572
Klabin SA, PFC Shares	196,300	1,019,206
Light SA	83,200	782,619
LLX Logistica SA(1)	1,122,100	514,223
Localiza Rent a Car SA	132,025	1,860,184
Lojas Americanas SA, PFC Shares	375,714	2,505,048
Lojas Renner SA	59,200	1,534,539
Marcopolo SA, PFC Shares	775,200	1,677,187
Metalurgica Gerdau SA, PFC Shares	110,200	1,096,044
MRV Engenharia e Participacoes SA	288,000	1,023,677
Natura Cosmeticos SA	90,600	1,592,357
OGX Petroleo e Gas Participacoes SA(1)	2,650,800	269,659
Oi SA ADR	111,652	177,527
Oi SA, PFC Shares	1,042,742	1,585,925
PDG Realty SA Empreendimentos e Participacoes(1)	920,600	702,014
Petroleo Brasileiro SA	275,200	1,869,503
Petroleo Brasileiro SA ADR	501,900	7,372,911
Petroleo Brasileiro SA, PFC Shares	1,255,500	9,094,348
Randon Participacoes SA, PFC Shares	169,450	826,279
Souza Cruz SA	169,300	1,728,034
Suzano Papel e Celulose SA	150,500	590,514
Telefonica Brasil SA ADR	25,500	490,110

Security	Shares	Value

Brazil (continued)
Telefonica Brasil SA, PFC Shares	257,605	$4,886,285
Tim Participacoes SA	669,444	3,503,025
Totvs SA	138,500	2,168,150
Tractebel Energia SA	111,600	1,700,916
Ultrapar Participacoes SA	140,048	3,328,123
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	243,800	1,468,742
Vale SA ADR, PFC Shares	337,600	4,729,776
Vale SA, PFC Shares	853,792	11,832,608
Weg SA	200,700	2,657,398

		$200,239,434

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$81,785
Bulgartabak Holding	3,450	255,260
CB First Investment Bank AD(1)	54,000	92,290
Chimimport AD(1)	825,588	901,548
Corporate Commercial Bank AD(1)	19,900	1,176,724
Industrial Holding Bulgaria PLC(1)	576,865	340,997
Olovno Tzinkov Komplex AD(1)	33,800	2,568
Petrol AD(1)	76,205	187,131
Sopharma AD	303,500	836,300

		$3,874,603

Chile — 2.8%
AES Gener SA	2,591,600	$1,433,433
Aguas Andinas SA, Series A	3,538,400	2,291,220
Almendral SA	7,092,000	776,726
Antarchile SA, Series A	79,500	1,074,089
Banco de Chile	38,520,242	5,573,079
Banco de Chile ADR	20,126	1,767,063
Banco de Credito e Inversiones	65,993	3,659,233
Banco Santander Chile SA ADR	232,249	5,474,109
Besalco SA	660,800	699,605
Cap SA	140,800	2,702,500
Cencosud SA	1,313,300	4,729,112
Cia Cervecerias Unidas SA ADR	84,900	2,046,939
Cia Electro Metalurgica SA	10,000	250,223
Cia General de Electricidad SA	116,110	628,155
Cia Sud Americana de Vapores SA(1)	6,477,733	341,169
Colbun SA	7,448,800	1,693,127
Corpbanca SA	186,283,900	2,572,396
Corpbanca SA ADR	56,666	1,198,486
Embotelladora Andina SA, Series A ADR	25,100	525,092
Embotelladora Andina SA, Series B ADR	28,200	796,368
Empresa Nacional de Electricidad SA ADR	115,959	5,169,452

7	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Empresas CMPC SA	1,606,900	$3,913,281
Empresas Copec SA	645,200	8,620,479
Empresas La Polar SA(1)	560,300	73,910
Enersis SA	6,675,600	2,001,007
Enersis SA ADR	266,371	3,992,901
ENTEL SA	130,900	1,776,883
Inversiones Aguas Metropolitanas SA	485,500	823,584
Invexans SA	15,429,800	289,358
Latam Airlines Group SA	106,700	1,677,361
Latam Airlines Group SA ADR	227,448	3,709,677
Latam Airlines Group SA BDR	29,520	469,217
Madeco SA(1)	15,429,800	112,824
Masisa SA	5,792,050	380,608
Parque Arauco SA	1,026,800	1,895,785
Quinenco SA	324,000	818,713
Ripley Corp. SA	1,302,000	939,909
S.A.C.I. Falabella SA	1,029,600	9,264,565
Salfacorp SA	1,039,600	990,566
Sigdo Koppers SA	852,743	1,294,279
Sociedad Matriz SAAM SA	3,562,881	322,642
Sociedad Quimica y Minera de Chile SA, Series A	20,950	703,527
Sociedad Quimica y Minera de Chile SA, Series B ADR	136,600	3,535,208
Sonda SA	1,073,300	2,565,393
Vina Concha y Toro SA ADR	25,800	954,600

		$96,527,853

China — 9.1%
Agile Property Holdings, Ltd.	486,000	$522,591
Agricultural Bank of China, Ltd., Class H	7,024,000	3,464,896
Air China, Ltd., Class H	1,770,000	1,327,681
Aluminum Corp. of China, Ltd., Class H(1)	2,052,000	713,435
Angang Steel Co., Ltd., Class H(1)	704,000	525,111
Anhui Conch Cement Co., Ltd., Class H	481,000	1,789,589
ANTA Sports Products, Ltd.	711,000	884,024
AsiaInfo-Linkage, Inc.(1)	37,500	448,500
Baidu, Inc. ADR(1)	78,900	14,034,732
Bank of China, Ltd., Class H	17,604,000	8,126,420
Bank of Communications, Ltd., Class H	2,201,300	1,554,923
BBMG Corp., Class H	1,134,500	990,056
Beijing Capital International Airport Co., Ltd., Class H	596,000	469,394
Beijing Enterprises Holdings, Ltd.	223,500	2,211,425
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	416,107
BYD Co., Ltd., Class H(1)	575,000	2,826,763
Chaoda Modern Agriculture Holdings, Ltd.(1)(3)	2,619,660	0
China Agri-Industries Holdings, Ltd.	1,292,000	642,406
China Bluechemical, Ltd., Class H	1,348,000	849,773

Security	Shares	Value

China (continued)
China CITIC Bank Corp., Ltd., Class H	2,727,000	$1,481,362
China Coal Energy Co., Class H	2,861,000	1,613,198
China Communications Construction Co., Ltd., Class H	1,677,000	1,356,998
China Communications Services Corp., Ltd., Class H	2,166,000	1,343,141
China Construction Bank Corp., Class H	20,647,580	15,632,510
China COSCO Holdings Co., Ltd., Class H(1)	2,729,150	1,334,652
China Dongxiang (Group) Co., Ltd.	3,981,000	679,520
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	542,108
China Everbright International, Ltd.	1,156,000	1,547,008
China Everbright, Ltd.	456,000	724,624
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	366,066
China International Marine Containers Co., Ltd., Class B	413,812	881,020
China Life Insurance Co., Ltd., Class H	2,107,000	6,640,828
China Longyuan Power Group Corp., Class H	1,851,000	2,384,759
China Mengniu Dairy Co., Ltd.	743,000	3,538,552
China Merchants Bank Co., Ltd., Class H	1,204,500	2,575,891
China Merchants Holdings (International) Co., Ltd.	470,000	1,721,872
China Merchants Property Development Co., Ltd., Class B	588,654	1,635,746
China Minsheng Banking Corp., Ltd., Class H	1,858,000	2,068,418
China Mobile, Ltd.	2,480,900	25,793,641
China National Building Material Co., Ltd., Class H	1,492,000	1,616,124
China Oilfield Services, Ltd., Class H	756,000	2,354,886
China Overseas Land & Investment, Ltd.	1,148,360	3,241,413
China Pacific Insurance (Group) Co., Ltd., Class H	532,000	2,092,814
China Petroleum & Chemical Corp., Class H	9,711,800	7,968,785
China Railway Construction Corp., Class H	947,500	945,893
China Railway Group, Ltd., Class H	2,265,000	1,175,673
China Resources Enterprise, Ltd.	610,000	2,029,323
China Resources Land, Ltd.	536,000	1,330,767
China Resources Power Holdings Co., Ltd.	1,147,000	2,722,353
China Shenhua Energy Co., Ltd., Class H	1,260,500	3,997,340
China Shipping Container Lines Co., Ltd., Class H(1)	3,803,000	994,681
China Shipping Development Co., Ltd., Class H(1)	1,778,000	1,380,689
China Southern Airlines Co., Ltd., Class H	2,064,500	808,773
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	563,553
China Telecom Corp., Ltd., Class H	8,226,000	4,155,890
China Travel International Investment Hong Kong, Ltd.	1,660,000	349,581
China Unicom (Hong Kong), Ltd.	2,590,290	3,886,700
China Vanke Co., Ltd., Class B	1,106,117	1,727,041
China Yurun Food Group, Ltd.(1)	926,000	594,834
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	2,567,876
Citic Pacific, Ltd.	628,000	963,059
CNOOC, Ltd.	6,414,500	11,929,539

8	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Cosco Pacific, Ltd.	1,128,000	$1,552,573
Country Garden Holdings Co.	1,582,000	956,955
Ctrip.com International, Ltd. ADR(1)	81,800	4,058,916
Datang International Power Generation Co., Ltd., Class H	2,826,000	1,303,264
Dazhong Transportation Group Co., Ltd., Class B	633,875	421,033
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,731,626
Golden Eagle Retail Group, Ltd.	516,000	683,102
Great Wall Motor Co., Ltd., Class H	836,750	4,625,101
Guangdong Investment, Ltd.	1,680,000	1,643,541
Guangzhou Automobile Group Co., Ltd., Class H	1,506,857	1,651,759
Guangzhou R&F Properties Co., Ltd., Class H	670,400	983,499
Hangzhou Steam Turbine Co., Ltd., Class B	426,359	607,384
Hengan International Group Co., Ltd.	68,000	802,772
Huaneng Power International, Inc., Class H	1,948,000	1,763,562
Industrial & Commercial Bank of China, Ltd., Class H	20,459,000	13,873,459
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	379,221
Inner Mongolia Yitai Coal Co., Ltd., Class B	424,000	750,476
Jiangsu Expressway Co., Ltd., Class H	796,000	981,563
Jiangxi Copper Co., Ltd., Class H	871,000	1,576,676
Kingboard Chemical Holdings, Ltd.	421,200	1,099,692
Kunlun Energy Co., Ltd.	1,678,000	2,966,115
Lee & Man Paper Manufacturing, Ltd.	876,000	577,854
Lenovo Group, Ltd.	2,596,000	3,164,580
Li Ning Co., Ltd.(1)	1,335,750	1,060,515
Lianhua Supermarket Holdings Ltd., Class H	378,000	293,200
Lonking Holdings, Ltd.(1)	2,438,000	479,245
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	377,538
Mindray Medical International, Ltd. ADR	51,000	1,854,360
NetEase.com, Inc. ADR	22,000	1,729,200
New Oriental Education & Technology Group, Inc. ADR	181,200	5,707,800
Nine Dragons Paper Holdings, Ltd.	1,412,000	1,233,353
Parkson Retail Group, Ltd.	1,024,000	315,876
PetroChina Co., Ltd., Class H	7,992,300	8,761,562
PICC Property & Casualty Co., Ltd., Class H	1,168,000	1,736,910
Ping An Insurance (Group) Co. of China, Ltd., Class H	547,500	4,932,976
Poly Property Group Co., Ltd.	970,000	518,588
Qingling Motors Co., Ltd., Class H	1,448,966	422,917
Renhe Commercial Holdings Co., Ltd.(1)	4,180,000	267,386
Semiconductor Manufacturing International Corp.(1)	12,412,000	981,129
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,320,000	1,786,218
Shanghai Diesel Engine Co., Ltd., Class B	854,400	673,978
Shanghai Electric Group Co., Ltd., Class H	1,644,000	594,934
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	295,019

Security	Shares	Value

China (continued)
Shanghai Industrial Holdings, Ltd.	291,000	$1,068,431
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	913,674
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	373,467
Shimao Property Holdings, Ltd.	532,000	1,222,246
SINA Corp.(1)	25,700	2,165,225
Sino-Ocean Land Holdings, Ltd.	1,370,500	898,349
Sinofert Holdings, Ltd.	1,300,000	211,780
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,442,000	701,270
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	4,801,500	980,741
Sinopharm Group Co., Ltd., Class H	472,400	1,356,027
Sohu.com, Inc.(1)	8,700	634,491
Tencent Holdings, Ltd.	314,200	20,093,014
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,418,790
Travelsky Technology, Ltd., Class H	1,218,000	1,199,750
Tsingtao Brewery Co., Ltd., Class H	1,074,000	9,122,285
Want Want China Holdings, Ltd.	3,531,000	5,101,450
Weichai Power Co., Ltd., Class H	226,800	921,813
Wumart Stores, Inc., Class H	360,000	589,168
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,554,815
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	449,855
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,368,493
Zhejiang Expressway Co., Ltd., Class H	870,000	825,934
Zhuzhou CSR Times Electric Co., Ltd., Class H	288,000	1,042,499
Zijin Mining Group Co., Ltd., Class H	3,148,000	673,825
ZTE Corp., Class H(1)	590,616	1,175,375

		$316,297,521

Colombia — 1.4%
Almacenes Exito SA	483,055	$7,508,627
Banco Davivienda SA, PFC Shares	91,700	1,124,157
Banco de Bogota	50,339	1,864,890
Bancolombia SA ADR, PFC Shares	127,200	6,235,344
Bolsa de Valores de Colombia	11,328,600	131,482
Cementos Argos SA	284,000	1,442,073
Cia Colombiana de Inversiones SA	566,260	1,666,506
Corporacion Financiera Colombiana SA	87,526	1,795,870
Ecopetrol SA	2,283,100	4,376,928
Empresa de Energia de Bogota SA	1,704,472	1,355,629
Empresa de Telecommunicaciones de Bogota SA	2,267,738	501,722
Fabricato SA(1)	34,115,900	219,190
Grupo Argos SA	341,000	3,434,736
Grupo Argos SA, PFC Shares	106,740	1,078,461
Grupo Aval Acciones y Valores SA	1,723,100	1,156,173
Grupo de Inversiones Suramericana	238,300	4,160,990
Grupo Nutresa SA	236,463	3,239,421

9	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Colombia (continued)
Grupo Odinsa SA	108,356	$462,618
Interconexion Electrica SA	661,500	3,118,990
ISAGEN SA ESP	1,706,300	2,873,303
Tableros y Maderas de Caldas	76,861,529	311,030

		$48,058,140

Croatia — 0.4%
Adris Grupa DD, PFC Shares	45,000	$2,250,642
Atlantic Grupa DD	3,250	421,651
Atlantska Plovidba DD(1)	15,437	1,097,227
Croatia Osiguranje DD(1)	160	206,105
Dalekovod DD(1)	20,940	135,490
Ericsson Nikola Tesla	5,610	1,488,971
Hrvatski Telekom DD	184,200	5,879,076
Institut IGH DD(1)	1,875	61,097
Koncar-Elektroindustrija DD	3,504	420,961
Kras DD(1)	4,595	339,858
Petrokemija DD(1)	17,450	529,731
Podravka Prehrambena Industrija DD(1)	25,750	1,183,707
Privredna Banka Zagreb DD	3,310	260,008
Zagrebacka Banka DD	30,550	160,325

		$14,434,849

Czech Republic — 1.6%
CEZ AS	716,870	$18,699,172
Komercni Banka AS	75,140	16,759,984
Komercni Banka AS GDR	27,154	2,014,430
New World Resources PLC, Class A(1)	860,500	1,032,310
Pegas Nonwovens SA	48,000	1,432,341
Philip Morris CR AS	6,810	3,630,527
Telefonica 02 Czech Republic AS	466,500	6,927,833
Unipetrol AS(1)	500,500	4,230,982

		$54,727,579

Egypt — 1.7%
Alexandria Mineral Oils Co.	121,900	$1,125,656
Arab Cotton Ginning	1,880,400	1,175,488
Citadel Capital Co.(1)	1,600,000	810,849
Commercial International Bank	2,734,035	12,922,685
Eastern Tobacco	97,097	1,617,635
Egypt Kuwaiti Holding Co.	1,268,451	1,162,908
Egyptian Financial & Industrial Co.(1)	137,064	228,854
Egyptian Financial Group-Hermes Holding SAE(1)	1,590,030	2,015,950
Egyptian International Pharmaceutical Industrial Co.	153,932	958,121
Egyptian Resorts Co.(1)	4,213,900	686,982

Security	Shares	Value

Egypt (continued)
El Ezz Aldekhela Steel Alexa Co.	4,750	$447,573
El Kahera Housing & Development Co. SAE	234,800	279,867
El Sewedy Cables Holding Co.	384,121	1,741,075
Ezz Steel(1)	1,677,500	3,677,477
Ghabbour Auto	345,862	1,801,927
Global Telecom Holding SAE(1)	9,908,210	6,741,758
Juhayna Food Industries	1,999,152	4,486,146
Maridive & Oil Services SAE(1)	689,196	691,635
Medinet Nasr for Housing(1)	248,500	834,402
Misr Cement (Qena)	18,251	173,245
National Societe General Bank	241,997	1,065,223
Nile Cotton Ginning Co.(1)(3)	125,000	0
Orascom Telecom Media and Technology Holding SAE	13,585,310	1,513,747
Oriental Weavers Co.	255,681	1,269,876
Pioneers Holding(1)	1,452,600	1,126,084
Sidi Kerir Petrochemicals Co.	957,400	2,378,719
Six of October Development & Investment Co.(1)	275,153	906,492
South Valley Cement(1)	485,000	343,231
Suez Cement Co.	138,000	480,541
Talaat Moustafa Group(1)	3,963,160	3,518,881
Telecom Egypt	1,449,600	3,055,753

		$59,238,780

Estonia — 0.3%
AS Baltika(1)	226,000	$170,029
AS Merko Ehitus	75,000	743,716
AS Nordecon International(1)	223,282	322,836
AS Olympic Entertainment Group	803,899	2,058,795
AS Tallink Group	5,354,470	6,562,215
AS Tallinna Kaubamaja	202,800	1,477,721
AS Tallinna Vesi	35,235	576,806

		$11,912,118

Ghana — 0.3%
Aluworks Ghana, Ltd.(1)	5,176,100	$98,488
CAL Bank, Ltd.	4,406,554	1,802,115
Ghana Commercial Bank, Ltd.	1,384,370	2,837,489
HFC Bank Ghana, Ltd.	3,899,473	1,582,873
Produce Buying Co., Ltd.	650,000	46,723
SG-SSB, Ltd.	740,000	234,672
Standard Chartered Bank of Ghana, Ltd.	207,600	1,313,376
Unilever Ghana, Ltd.	249,000	1,927,776

		$9,843,512

10	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Greece — 1.6%
Aegean Marine Petroleum Network, Inc.	71,600	$803,352
Alpha Bank AE(1)	3,068,400	2,666,390
Costamare, Inc.	56,779	1,037,352
Diana Shipping, Inc.(1)	127,420	1,693,412
DryShips, Inc.(1)	628,000	2,951,600
Ellaktor SA(1)	414,801	1,814,184
Folli Follie SA(1)	71,375	2,295,584
Frigoglass SA(1)	72,845	511,042
GasLog, Ltd.	52,416	895,789
GEK Terna Holding Real Estate Construction SA(1)	313,961	1,434,999
Hellenic Exchanges SA	114,224	1,257,575
Hellenic Petroleum SA	170,529	1,780,328
Hellenic Telecommunications Organization SA(1)	395,700	5,270,356
Intralot SA	260,400	659,620
JUMBO SA(1)	234,300	3,735,923
Marfin Investment Group Holdings SA(1)	1,111,163	582,139
Metka SA	102,200	1,609,531
Motor Oil (Hellas) Corinth Refineries SA	143,900	1,630,557
Mytilineos Holdings SA(1)	199,315	1,557,844
National Bank of Greece SA(1)	671,500	3,605,058
Navios Maritime Holdings, Inc.	134,450	1,500,462
OPAP SA	438,600	5,840,034
Piraeus Bank SA(1)	1,715,500	3,627,020
Public Power Corp. SA	185,431	2,756,186
Safe Bulkers, Inc.	56,600	588,640
StealthGas, Inc.(1)	32,700	333,213
Titan Cement Co. SA(1)	103,368	2,815,693
Tsakos Energy Navigation, Ltd.	90,900	546,309
Viohalco SA(1)	184,517	941,746

		$56,741,938

Hungary — 1.6%
Magyar Telekom Rt.	4,030,434	$5,862,880
Magyar Telekom Rt. ADR	37,300	269,679
MOL Hungarian Oil & Gas Rt.	221,545	14,844,556
OTP Bank Rt.	916,700	17,416,601
Richter Gedeon Nyrt.	813,720	16,541,890

		$54,935,606

India — 6.2%
ABB, Ltd.	23,000	$257,974
ACC, Ltd.	28,800	516,692
Adani Enterprises, Ltd.	139,500	592,878
Adani Ports and Special Economic Zone, Ltd.	551,200	1,387,058
Adani Power, Ltd.(1)	700,600	442,543

Security	Shares	Value

India (continued)
Aditya Birla Nuvo, Ltd.	14,406	$289,168
Allahabad Bank, Ltd.	271,700	420,146
Andhra Bank	192,000	195,153
Apollo Hospitals Enterprise, Ltd.	61,400	939,728
Ashok Leyland, Ltd.	614,926	171,736
Asian Paints, Ltd.	202,000	1,601,921
Axis Bank, Ltd.	187,300	3,950,805
Bajaj Auto, Ltd.	42,600	1,313,573
Bajaj Holdings & Investment, Ltd.	11,100	159,546
Balrampur Chini Mills, Ltd.	332,600	247,602
Bank of India	251,800	975,838
Bharat Forge, Ltd.	43,136	228,771
Bharat Heavy Electricals, Ltd.	452,800	1,293,023
Bharat Petroleum Corp., Ltd.	134,400	756,882
Bharti Airtel, Ltd.	1,546,800	8,274,833
Biocon, Ltd.	78,400	585,314
Cairn India, Ltd.	328,800	1,719,526
Canara Bank, Ltd.	214,500	983,126
Century Textiles & Industries, Ltd.	50,000	253,004
Cipla, Ltd.	207,400	1,346,923
Coal India, Ltd.	372,500	1,749,602
Colgate-Palmolive (India), Ltd.	23,100	503,764
Container Corp. of India, Ltd.	69,900	823,611
Cummins India, Ltd.	68,800	531,134
Dabur India, Ltd.	278,000	766,725
Divi’s Laboratories, Ltd.	24,900	492,011
Dr. Reddy’s Laboratories, Ltd.	24,300	994,694
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	1,099,604
Essar Oil, Ltd.(1)	347,500	305,286
GAIL (India), Ltd.	250,150	1,389,798
GAIL (India), Ltd. GDR(4)	25,050	833,471
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	387,970
Glenmark Pharmaceuticals, Ltd.	114,000	983,706
GMR Infrastructure, Ltd.	1,192,200	477,853
Grasim Industries, Ltd. GDR(4)	13,300	585,324
Great Eastern Shipping Co., Ltd. (The)	56,700	291,855
Gujarat Ambuja Cements, Ltd.	429,400	1,269,446
HCL Technologies, Ltd.	110,800	2,269,614
HDFC Bank, Ltd.	806,100	8,717,345
Hero MotoCorp, Ltd.	51,542	1,732,293
Hindalco Industries, Ltd.	491,910	976,677
Hindustan Petroleum Corp., Ltd.	98,600	378,019
Hindustan Unilever, Ltd.	588,309	5,442,123
Hindustan Zinc, Ltd.	199,000	428,269
Housing Development & Infrastructure, Ltd.(1)	1,236,101	1,067,810
Housing Development Finance Corp., Ltd.	1,003,500	12,975,099

11	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
ICICI Bank, Ltd.	356,400	$6,367,673
ICICI Bank, Ltd. ADR	29,200	1,085,364
IDBI Bank, Ltd.	346,300	373,034
Idea Cellular, Ltd.	1,065,701	2,880,809
IDFC, Ltd.	1,112,000	1,981,623
Indiabulls Real Estate, Ltd.	919,100	1,027,993
Indian Hotels Co., Ltd.	173,820	172,816
Indian Oil Corp., Ltd.	221,900	768,112
Infosys, Ltd.	340,151	19,154,445
ITC, Ltd.	1,223,800	6,355,869
Jain Irrigation Systems, Ltd.	169,800	198,881
Jaiprakash Associates, Ltd.	1,049,550	927,183
Jindal Steel & Power, Ltd.	257,300	1,087,589
JSW Energy, Ltd.	590,877	540,795
JSW Steel, Ltd.	73,900	1,216,405
Kotak Mahindra Bank, Ltd.	239,900	2,829,739
Lanco Infratech, Ltd.(1)	2,031,400	251,900
Larsen & Toubro, Ltd.	77,400	1,342,911
Larsen & Toubro, Ltd. GDR(4)	72,000	1,298,289
LIC Housing Finance, Ltd.	408,000	1,450,418
Lupin, Ltd.	97,200	1,425,759
Mahindra & Mahindra, Ltd.	167,400	2,552,353
Maruti Suzuki India, Ltd.	50,500	1,441,193
Motor Industries Co., Ltd.	3,900	629,117
Mphasis, Ltd.	53,500	378,948
Nestle India, Ltd.	12,100	1,033,242
NHPC, Ltd.	2,174,100	685,837
Nicholas Piramal India, Ltd.	41,782	369,876
NTPC, Ltd.	1,848,800	4,094,901
Oil & Natural Gas Corp., Ltd.	1,236,700	5,783,568
Oracle Financial Service Software, Ltd.(1)	4,000	212,909
Petronet LNG, Ltd.	216,300	429,130
Power Grid Corporation of India, Ltd.	1,419,700	2,292,190
Punjab National Bank, Ltd.	13,000	132,004
Ranbaxy Laboratories, Ltd.(1)	26,000	190,569
Ranbaxy Laboratories, Ltd. GDR(1)(4)	70,500	518,909
Reliance Capital, Ltd.	241,130	1,411,724
Reliance Communications, Ltd.	945,300	1,992,715
Reliance Industries, Ltd.	934,912	13,533,387
Reliance Industries, Ltd. GDR(5)	42,816	1,245,843
Reliance Infrastructure, Ltd.	234,800	1,620,016
Reliance Power, Ltd.(1)	950,100	1,124,484
Sesa Sterlite, Ltd.	689,840	2,258,663
Siemens India, Ltd.	57,800	618,550
State Bank of India	43,500	1,241,443
State Bank of India GDR(4)	28,800	1,652,997

Security	Shares	Value

India (continued)
Steel Authority of India, Ltd.	409,100	$479,966
Sun Pharmaceuticals Industries, Ltd.	496,000	4,556,631
Tata Chemicals, Ltd.	58,600	260,000
Tata Communications, Ltd.	47,000	234,808
Tata Consultancy Services, Ltd.	342,480	12,049,013
Tata Motors, Ltd.	514,600	3,148,206
Tata Motors, Ltd. ADR	19,800	609,840
Tata Power Co., Ltd.	1,253,200	1,847,615
Tata Steel, Ltd.	230,900	1,582,675
Tata Tea, Ltd.	156,000	404,282
Tech Mahindra, Ltd.	57,329	1,705,730
Titan Industries, Ltd.	248,000	921,359
UltraTech Cement, Ltd.	37,900	1,083,475
United Spirits, Ltd.	47,500	2,000,339
UPL, Ltd.	237,900	761,441
Voltas, Ltd.	224,100	421,203
Wipro, Ltd.	432,540	3,898,940
Wipro, Ltd. ADR	24,173	304,338
Zee Entertainment Enterprises, Ltd.	413,300	1,850,872

		$214,679,774

Indonesia — 2.9%
Adaro Energy Tbk PT	23,969,000	$2,153,510
Agis Tbk PT(1)	36,804,000	1,664,499
AKR Corporindo Tbk PT	4,660,500	1,679,306
Aneka Tambang Tbk PT	10,187,000	913,306
Astra Argo Lestari Tbk PT	654,000	1,350,155
Astra International Tbk PT	16,668,000	9,334,971
Bank Central Asia Tbk PT	10,623,000	8,403,402
Bank Danamon Indonesia Tbk PT	3,922,181	1,218,821
Bank Mandiri Tbk PT	7,808,000	5,053,423
Bank Negara Indonesia Persero Tbk PT	7,849,000	2,556,611
Bank Pan Indonesia Tbk PT(1)	6,253,772	339,743
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,624,000	412,103
Bank Rakyat Indonesia Tbk PT	9,392,000	5,613,791
Barito Pacific Tbk PT(1)	5,662,500	191,009
Bhakti Investama Tbk PT	14,228,500	398,117
Bumi Resources Tbk PT(1)	26,391,500	651,665
Charoen Pokphand Indonesia Tbk PT	3,363,000	935,573
Delta Dunia Makmur Tbk PT(1)	18,948,000	143,306
Gudang Garam Tbk PT	578,500	2,000,867
Harum Energy Tbk PT	2,156,500	488,449
Holcim Indonesia Tbk PT	1,828,000	342,209
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	383,898
Indo Tambangraya Megah Tbk PT	808,500	1,897,282

12	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Indocement Tunggal Prakarsa Tbk PT	2,604,500	$4,290,290
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,068,942
Indofood Sukses Makmur Tbk PT	4,544,500	2,469,674
Indosat Tbk PT	2,085,500	712,596
Jasa Marga (Persero) Tbk PT	3,247,500	1,262,790
Kalbe Farma Tbk PT	19,815,000	2,040,976
Lippo Karawaci Tbk PT	26,506,000	1,984,414
Matahari Putra Prima Tbk PT	5,148,000	822,841
Medco Energi Internasional Tbk PT	1,397,000	241,835
Pembangunan Perumahan Persero Tbk PT	4,793,000	458,539
Perusahaan Gas Negara Tbk PT	13,043,000	4,807,816
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	1,128,124
Ramayana Lestari Sentosa Tbk PT	6,516,500	568,079
Semen Gresik (Persero) Tbk PT	5,306,500	6,187,932
Surya Semesta Internusa Tbk PT	12,410,000	572,966
Tambang Batubara Bukit Asam Tbk PT	1,154,000	969,458
Telekomunikasi Indonesia Tbk PT	58,725,800	10,393,810
Trada Maritime Tbk PT(1)	9,569,000	1,251,528
Unilever Indonesia Tbk PT	1,100,700	2,358,067
United Tractors Tbk PT	3,148,000	4,927,501
Vale Indonesia Tbk PT	4,748,000	1,035,798
Wijaya Karya Persero Tbk PT	6,352,000	827,284
XL Axiata Tbk PT	2,825,500	1,208,833

		$99,716,109

Jordan — 0.8%
Al Eqbal Co. for Investment PLC	11,000	$217,604
Arab Bank PLC	1,254,360	13,920,379
Arab Potash Co. PLC	59,200	2,346,237
Bank of Jordan	262,189	926,617
Capital Bank of Jordan(1)	550,456	1,245,295
Jordan Ahli Bank(1)	356,510	614,349
Jordan Islamic Bank	112,800	545,280
Jordan Petroleum Refinery	215,375	1,475,903
Jordan Phosphate Mines	84,500	853,760
Jordan Steel	269,400	499,000
Jordan Telecom Corp.	207,500	1,203,312
Jordanian Electric Power Co.	512,001	2,359,260
Royal Jordanian Airlines(1)	209,700	172,014
Taameer Jordan Holdings PSC(1)	1,153,700	194,313
Union Land Development(1)	360,100	1,678,573

		$28,251,896

Security	Shares	Value

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	716,100	$7,352,635
Kazakhmys PLC	1,001,205	3,632,502
Kazkommertsbank JSC GDR(1)(4)	228,600	412,032
KazMunaiGas Exploration Production GDR(4)	444,526	6,977,076
Kcell JSC GDR(4)	380,746	6,519,416
Nostrum Oil & Gas, LP GDR	101,200	1,315,600

		$26,209,261

Kenya — 0.8%
Athi River Mining, Ltd.	2,306,300	$2,404,886
Bamburi Cement Co., Ltd.	460,041	1,120,447
Barclays Bank of Kenya, Ltd.	5,636,820	1,163,521
Centum Investment Co., Ltd.(1)	977,680	374,380
Co-operative Bank of Kenya, Ltd. (The)	6,262,680	1,292,998
East African Breweries, Ltd.	1,528,640	5,141,456
Equity Bank, Ltd.	6,036,700	2,153,257
KenolKobil, Ltd.(1)	3,831,500	458,988
Kenya Airways, Ltd.(1)	1,598,400	240,643
Kenya Commercial Bank, Ltd.	5,812,860	3,200,512
Kenya Electricity Generating Co., Ltd.	1,449,600	218,390
Kenya Power & Lighting, Ltd.	8,246,893	1,337,037
Mumias Sugar Co., Ltd.(1)	3,556,814	135,993
Nation Media Group, Ltd.	363,576	1,322,691
NIC Bank, Ltd.	775,432	557,546
Safaricom, Ltd.	47,903,600	6,062,213
Standard Chartered Bank Kenya, Ltd.	250,721	889,772

		$28,074,730

Kuwait — 1.6%
Abyaar Real Estate Development(1)	1,440,000	$276,139
Agility Public Warehousing Co. KSC	997,500	2,438,216
Ahli United Bank	230,422	587,925
Al Ahli Bank of Kuwait KSC	122,180	190,207
Al Safwa Group Holding Co. KSC(1)(3)	7,920,000	0
Al-Mazaya Holding Co.(1)	520,000	192,372
Al-Qurain Petrochemicals Co.	1,460,000	1,148,246
Boubyan Petrochemicals Co.	1,875,000	4,315,621
Burgan Bank SAK	729,061	1,419,498
Combined Group Contracting Co.	119,185	540,403
Commercial Bank of Kuwait SAK(1)	845,000	2,214,047
Commercial Real Estate Co. KSCC	2,369,266	773,191
Gulf Bank(1)	1,340,325	1,780,691
Gulf Cable and Electrical Industries Co.	165,000	497,021
Hits Telecom Holding KSC(1)	1,320,000	309,644
Kuwait Finance House KSC	2,126,635	6,026,668
Kuwait Foods Co. (Americana)	512,500	4,573,963

13	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)
Kuwait International Bank	818,000	$854,917
Kuwait Pipes Industries & Oil Services Co.(1)(3)	800,000	135,977
Kuwait Portland Cement Co.	192,500	954,380
Kuwait Projects Co. Holdings KSC	918,926	2,018,930
Kuwait Real Estate Co.(1)	1,720,000	592,005
Mabanee Co. SAKC	796,070	3,158,388
Mena Holding Group(1)(3)	30,000	0
Mobile Telecommunications Co.	3,110,000	7,600,283
National Bank of Kuwait SAK	2,319,496	7,305,558
National Industries Group Holding(1)	3,447,500	2,860,192
National Investment Co.(1)	645,000	365,519
National Real Estate Co.(1)	598,290	326,053
Sultan Center Food Products Co.(1)	2,160,000	757,109

		$54,213,163

Latvia — 0.0%(2)
Grindeks(1)	12,000	$150,433
Latvian Shipping Co.(1)	96,000	73,821

		$224,254

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,524,644
Byblos Bank	838,110	1,295,849
Solidere, Class A(1)	275,848	3,079,609
Solidere, Class B(1)	5,516	60,618

		$5,960,720

Lithuania — 0.1%
AB Amber Grid(1)	76,058	$76,261
Apranga PVA	363,680	1,300,260
Bankas Snoras(1)(3)	1,114,759	0
Invalda Privatus Kapitalas AB	32,177	150,947
Klaipedos Nafta PVA	1,576,663	633,994
Lesto AB	338,936	363,615
Lietuvos Dujos	123,942	106,120
Panevezio Statybos Trestas	323,592	503,344
Pieno Zvaigzdes	94,000	241,526
Rokiskio Suris	177,000	387,291
Siauliu Bankas	880,702	322,225

		$4,085,583

Malaysia — 3.2%
Aeon Co. (M) Bhd	184,200	$787,424
Affin Holdings Bhd	236,000	299,356

Security	Shares	Value

Malaysia (continued)
Airasia Bhd	1,089,900	$732,989
Alliance Financial Group Bhd	330,800	481,150
AMMB Holdings Bhd	615,900	1,362,948
Axiata Group Bhd	1,791,575	3,777,889
Batu Kawan Bhd	100,300	600,549
Berjaya Corp. Bhd	2,498,100	450,538
Berjaya Sports Toto Bhd	454,988	562,734
Boustead Holdings Bhd	412,500	707,958
British American Tobacco Malaysia Bhd	89,100	1,745,449
Bumi Armada Bhd(1)	924,800	1,138,738
Bursa Malaysia Bhd	224,600	564,904
CIMB Group Holdings Bhd	1,425,966	3,323,699
Dialog Group Bhd	2,232,664	2,443,591
Digi.com Bhd	1,538,000	2,330,619
Felda Global Ventures Holdings Bhd	1,136,300	1,558,879
Gamuda Bhd	1,983,700	2,910,057
Genting Bhd	1,303,300	4,087,800
Genting Plantations Bhd	261,000	881,188
Hong Leong Bank Bhd	256,700	1,129,615
Hong Leong Financial Group Bhd	136,200	644,545
IGB Corp. Bhd	315,120	261,805
IHH Healthcare Bhd(1)	1,459,900	1,721,755
IJM Corp. Bhd	1,328,220	2,387,011
IOI Corp. Bhd	1,684,968	2,425,172
IOI Properties Group Sdn. Bhd(1)	842,484	760,316
KLCC Property Holdings Bhd	250,000	446,732
KNM Group Bhd(1)	3,198,075	440,231
Kuala Lumpur Kepong Bhd	293,050	2,229,717
Kulim (Malaysia) Bhd	792,800	833,469
Lafarge Malayan Cement Bhd	789,960	2,068,498
Landmarks Bhd(1)	576,800	188,779
Malayan Banking Bhd	1,462,286	4,444,175
Malaysia Airports Holdings Bhd	200,000	549,333
Malaysian Airline System Bhd(1)	7,714,733	731,664
Malaysian Resources Corp. Bhd	1,861,700	734,570
Maxis Bhd	1,255,300	2,787,993
Media Prima Bhd	567,300	454,314
MISC Bhd(1)	638,440	1,112,176
MMC Corp. Bhd	662,000	582,453
Muhibbah Engineering (M) Bhd	1,581,000	1,103,647
Multi-Purpose Holdings Bhd	617,940	596,137
Parkson Holdings Bhd	570,622	479,218
Petronas Chemicals Group Bhd	2,816,700	5,955,712
Petronas Dagangan Bhd	422,400	4,057,819
Petronas Gas Bhd	268,500	1,991,846
PPB Group Bhd	300,400	1,482,384

14	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
Public Bank Bhd	706,298	$4,215,461
Resorts World Bhd	1,977,000	2,646,738
RHB Capital Bhd	497,700	1,201,642
Sapurakencana Petroleum Bhd(1)	4,032,352	6,040,583
Sime Darby Bhd	3,012,009	8,762,062
Sunway Bhd	378,040	314,230
Sunway Real Estate Investment Trust	1,028,200	389,385
Supermax Corp. Bhd	500,000	423,281
Ta Ann Holdings Bhd	355,899	453,444
Tan Chong Motor Holdings Bhd	219,000	414,191
Telekom Malaysia Bhd	1,020,100	1,729,091
Tenaga Nasional Bhd	1,261,531	4,387,091
Top Glove Corp. Bhd	210,000	361,206
UEM Land Holdings Bhd	1,112,200	803,096
UMW Holdings Bhd	391,900	1,444,858
Unisem (M) Bhd	1,851,400	566,309
Wah Seong Corp. Bhd	688,956	347,390
WCT Bhd	804,425	504,077
YTL Corp. Bhd	2,626,518	1,300,239
YTL Power International Bhd	1,521,299	878,662

		$110,532,581

Mauritius — 0.7%
CIM Financial Services, Ltd.	1,310,985	$354,318
Ireland Blyth, Ltd.	64,209	217,984
LUX Island Resorts, Ltd.(1)	720,980	942,491
Mauritius Commercial Bank	1,612,795	11,274,838
New Mauritius Hotels, Ltd.	1,267,600	3,732,246
Rogers & Co., Ltd.	48,555	317,904
State Bank of Mauritius, Ltd.	138,974,900	4,807,981
Sun Resorts, Ltd.(1)	656,202	908,657
Terra Mauricia, Ltd.	464,700	603,345
United Basalt Products, Ltd.	102,150	321,156

		$23,480,920

Mexico — 6.6%
Alfa SAB de CV, Series A	5,631,220	$15,871,704
America Movil SAB de CV, Series L	35,916,722	41,785,701
Bolsa Mexicana de Valores SAB de CV	915,200	2,098,655
Cemex SAB de CV, Series CPO(1)	15,661,024	18,352,060
Coca-Cola Femsa SAB de CV, Series L	165,600	1,999,275
Compartamos SAB de CV	3,190,800	5,960,526
Embotelladoras Arca SAB de CV	482,000	3,008,693
Empresas ICA SAB de CV(1)	1,808,600	3,737,298
Fibra Uno Administracion SA de CV	819,300	2,642,417

Security	Shares	Value

Mexico (continued)
Fomento Economico Mexicano SAB de CV ADR	19,900	$1,947,613
Fomento Economico Mexicano SAB de CV, Series UBD	1,424,800	13,794,583
Genomma Lab Internacional SA de CV(1)	1,124,800	3,140,980
Grupo Aeroportuario del Pacifico SAB de CV, Class B	297,200	1,579,497
Grupo Aeroportuario del Sureste SAB de CV, Class B	237,726	2,972,007
Grupo Bimbo SA de CV, Series A	1,977,108	6,110,084
Grupo Carso SA de CV, Series A1	978,200	5,162,774
Grupo Comercial Chedraui SA de CV	208,900	735,666
Grupo Elektra SA de CV	72,526	2,466,323
Grupo Financiero Banorte SAB de CV, Class O	3,039,200	21,261,481
Grupo Financiero Inbursa SAB de CV, Class O	4,395,216	12,435,130
Grupo Mexico SAB de CV, Series B	3,586,774	11,842,824
Grupo Televisa SAB, Series CPO	1,715,518	10,327,401
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	2,606,866
Industrias CH SAB de CV, Series B(1)	158,452	1,070,384
Industrias Penoles SA de CV	137,229	3,419,768
Inmuebles Carso SAB de CV(1)	927,400	992,286
Kimberly-Clark de Mexico SAB de CV, Class A	1,465,410	4,167,325
Mexichem SAB de CV	1,242,307	5,166,566
Minera Frisco SAB de CV(1)	873,200	1,802,377
Organizacion Soriana SAB de CV, Class B(1)	166,700	600,077
Promotora y Operadora de Infraestructura SAB de CV(1)	325,200	3,910,420
Ternium SA ADR	45,700	1,430,410
TV Azteca SAB de CV, Series CPO	1,018,565	542,964
Wal-Mart de Mexico SAB de CV, Series V	4,685,164	12,300,955

		$227,243,090

Morocco — 0.8%
Alliances Developpement Immobilier SA	19,684	$1,179,720
Attijariwafa Bank	114,300	4,264,803
Banque Centrale Populaire	97,200	2,300,483
Banque Marocaine du Commerce Exterieur (BMCE)	98,500	2,464,622
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,830	362,840
Compagnie Generale Immobiliere	8,100	781,385
Cosumar Compagnie Sucriere Marocaine et de Raffinage	3,729	889,934
Delta Holding SA(1)	35,000	136,807
Douja Promotion Groupe Addoha SA	294,373	2,012,840
Holcim Maroc SA	6,422	1,147,390
Label Vie	3,700	655,909
Lafarge Ciments	10,400	1,672,654
Managem	7,900	1,115,780
Maroc Telecom	630,216	7,404,349

15	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Morocco (continued)
Samir(1)	19,247	$625,784
SONASID (Societe Nationale de Siderurgie)(1)	5,872	616,621
Wafa Assurance	3,400	1,249,119

		$28,881,040

Nigeria — 0.9%
Access Bank PLC	14,469,911	$869,040
Afriland Properties PLC(1)(3)	1,112,557	0
Ashaka Cement PLC	2,905,875	381,319
Cadbury Nigeria PLC	606,833	222,684
Dangote Cement PLC	1,914,961	2,514,728
Dangote Sugar Refinery PLC	4,385,654	321,555
Diamond Bank PLC(1)	12,314,600	566,266
Ecobank Transnational, Inc.	8,985,992	909,104
Ecobank Transnational, Inc., PFC Shares(3)	276,998	0
First Bank of Nigeria PLC	22,217,810	2,267,342
First City Monument Bank PLC(1)	15,346,235	354,424
Flour Mills of Nigeria PLC	710,208	390,857
Guaranty Trust Bank PLC	21,624,000	3,684,440
Guiness Nigeria PLC	507,134	748,380
Intercontinental Wapic Insurance PLC(1)	3,087,768	20,844
Lafarge Cement WAPCO Nigeria PLC	1,833,500	1,319,972
Nestle Nigeria PLC	245,900	1,846,351
Nigerian Breweries PLC	2,697,500	2,834,640
Oando PLC	8,603,569	1,305,161
PZ Cussons Nigeria PLC	1,858,208	429,132
Skye Bank PLC	16,739,600	460,981
UAC of Nigeria PLC	5,041,100	2,143,606
Unilever Nigeria PLC	2,074,728	701,009
Union Bank of Nigeria PLC(1)	2,936,181	178,505
United Bank for Africa PLC	29,143,397	1,622,456
Zenith Bank PLC	20,070,737	3,428,179

		$29,520,975

Oman — 0.7%
Bank Dhofar SAOG	1,309,123	$1,224,224
Bank Muscat SAOG	2,563,165	4,262,131
Bank Sohar SAOG	3,584,090	1,928,082
Dhofar International Development & Investment Holding Co.	256,825	410,863
Galfar Engineering & Contracting SAOG	1,426,621	993,628
HSBC Bank Oman SAOG	1,838,477	840,279
National Bank of Oman SAOG	1,669,660	1,405,784
Oman Cables Industry SAOG	112,400	640,117
Oman Cement Co. SAOG	768,532	1,652,829

Security	Shares	Value

Oman (continued)
Oman Flour Mills Co. SAOG	543,700	$875,073
Oman Telecommunications Co. SAOG	1,145,060	4,491,080
Omani Qatari Telecommunications Co. SAOG	671,100	1,046,953
Ominvest	1,000,405	1,143,840
Raysut Cement Co. SAOG	459,310	2,405,983
Renaissance Services SAOG(1)	873,499	1,680,158
Shell Oman Marketing Co. SAOG	66,100	398,594

		$25,399,618

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	666,644	$237,382
Attock Petroleum, Ltd.	118,800	564,007
Bank Alfalah, Ltd.	1,652,894	426,393
D.G. Khan Cement Co., Ltd.	528,320	431,804
Engro Corp., Ltd.(1)	660,916	1,000,959
Fauji Fertilizer Bin Qasim, Ltd.	841,000	349,555
Fauji Fertilizer Co., Ltd.	1,214,414	1,293,078
Habib Bank, Ltd.	241,576	377,429
Hub Power Co., Ltd.	5,180,900	2,995,583
Kot Addu Power Co., Ltd.	1,343,500	791,078
Lucky Cement, Ltd.	711,400	2,030,172
Millat Tractors, Ltd.	54,329	249,103
Muslim Commercial Bank, Ltd.	1,896,932	5,054,016
National Bank of Pakistan	2,196,526	1,208,745
Nishat Mills, Ltd.	837,980	1,015,614
Oil & Gas Development Co., Ltd.	1,348,800	3,563,475
Pakistan Oil Fields, Ltd.	285,600	1,353,566
Pakistan Petroleum, Ltd.	889,502	1,812,384
Pakistan State Oil Co., Ltd.	373,316	1,182,511
Pakistan Telecommunication Co., Ltd.	1,822,500	492,733
United Bank, Ltd.	907,125	1,141,362

		$27,570,949

Panama — 0.3%
Copa Holdings SA, Class A	65,300	$10,455,183

		$10,455,183

Peru — 1.5%
Alicorp SA	2,517,321	$7,871,410
Banco Continental SA	372,479	679,244
Cementos Pacasmayo SAA	107,000	242,947
Cia de Minas Buenaventura SA	82,880	889,641
Cia de Minas Buenaventura SA ADR	249,776	2,802,487
Cia Minera Milpo SA	808,171	609,733
Credicorp, Ltd.	103,096	13,683,932

16	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Peru (continued)
Edegel SA	2,361,911	$2,069,111
Ferreyros SA	4,089,781	2,822,354
Grana y Montero SA	1,438,082	6,119,060
Intergroup Financial Services Corp.	47,100	1,460,100
Luz del Sur SAA	83,400	279,123
Minsur SA	1,384,773	708,058
Sociedad Minera Cerro Verde SAA(1)	47,600	1,166,200
Sociedad Minera el Brocal SA	32,370	111,693
Southern Copper Corp.	319,355	9,168,682
Union Andina de Cementos SAA	278,400	375,288
Volcan Cia Minera SA, Class B	4,584,820	1,868,879

		$52,927,942

Philippines — 1.4%
Aboitiz Equity Ventures, Inc.	3,304,400	$4,069,107
Aboitiz Power Corp.	1,264,300	970,243
Alliance Global Group, Inc.	4,258,400	2,485,341
Ayala Corp.	134,638	1,575,780
Ayala Land, Inc.	3,534,608	1,980,330
Ayala Land, Inc., PFC Shares(3)	3,534,608	7,964
Bank of the Philippine Islands	854,921	1,640,706
BDO Unibank, Inc.	1,008,420	1,564,425
DMCI Holdings, Inc.	511,300	646,171
Energy Development Corp.	5,342,650	643,219
Filinvest Land, Inc.	16,105,546	512,730
First Gen Corp.	499,460	147,346
First Philippine Holdings Corp.	153,000	185,377
Globe Telecom, Inc.	22,170	820,761
GMA Holdings, Inc. PDR	1,242,100	225,597
International Container Terminal Services, Inc.	551,900	1,270,513
JG Summit Holding, Inc.	2,641,000	2,297,306
Jollibee Foods Corp.	579,200	2,263,567
Lopez Holdings Corp.	10,209,700	922,113
Manila Electric Co.	191,504	1,084,172
Manila Water Co.	481,700	239,171
Megaworld Corp.	10,700,000	784,277
Metro Pacific Investments Corp.	8,364,300	817,014
Metropolitan Bank & Trust Co.	797,523	1,363,196
Nickel Asia Corp.	2,832,113	973,189
Petron Corp.	2,626,900	827,231
Philex Mining Corp.(1)	3,645,900	651,348
Philex Petroleum Corp.(1)	691,700	120,925
Philippine Long Distance Telephone Co.	62,460	3,757,235
Robinsons Land Corp.	1,290,000	581,366
San Miguel Corp.	484,300	683,668
Semirara Mining Corp.	301,400	1,958,559
SM Investments Corp.	279,290	4,487,265

Security	Shares	Value

Philippines (continued)
SM Prime Holdings, Inc.	4,514,550	$1,498,857
Top Frontier Investment Holdings, Inc.(1)	48,430	61,068
Universal Robina Corp.	1,927,100	4,922,790
Vista Land & Lifescapes, Inc.	6,128,000	719,099

		$49,759,026

Poland — 3.5%
Agora SA(1)	69,000	$222,711
AmRest Holdings SE(1)	30,208	902,794
Asseco Poland SA	286,470	4,362,175
Bank Handlowy w Warszawie SA	44,485	1,541,412
Bank Millennium SA(1)	697,490	1,652,594
Bank Pekao SA	142,785	8,482,358
Bioton SA(1)	19,451,400	128,772
Boryszew SA(1)	3,500,000	579,633
BRE Bank SA	24,950	4,136,106
Budimex SA	50,276	2,203,314
Cinema City International NV(1)	53,500	561,417
Cyfrowy Polsat SA(1)	709,480	4,666,634
Eurocash SA	288,203	4,555,896
Getin Holding SA	406,033	507,277
Getin Noble Bank SA(1)	1,591,418	1,404,154
Globe Trade Centre SA(1)	364,288	900,122
Grupa Lotos SA(1)	176,940	2,078,276
Jastrzebska Spolka Weglowa SA	55,400	974,739
Kernel Holding SA(1)	13,100	165,567
KGHM Polska Miedz SA	169,118	6,591,833
KOPEX SA	104,700	365,825
LPP SA	2,402	7,143,325
Lubelski Wegiel Bogdanka SA	43,100	1,795,014
Netia SA(1)	610,010	1,061,594
NG2 SA	45,300	1,748,660
Orbis SA	138,180	1,834,067
Polimex-Mostostal SA(1)	3,573,572	153,959
Polish Oil & Gas	2,342,566	3,977,495
Polska Grupa Energetyczna SA	2,045,800	11,017,408
Polski Koncern Naftowy Orlen SA	406,795	5,530,649
Powszechna Kasa Oszczednosci Bank Polski SA	968,082	12,621,782
Powszechny Zaklad Ubezpieczen SA	69,100	10,268,126
Rovese SA(1)	808,777	555,337
Tauron Polska Energia SA	2,765,200	4,007,464
Telekomunikacja Polska SA	2,094,345	6,807,145
Telekomunikacja Polska SA GDR(4)	169,000	548,878
Telekomunikacja Polska SA GDR(5)	76,100	247,158
TVN SA	906,566	4,415,416

		$120,717,086

17	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Qatar — 1.6%
Al Meera Consumer Goods Co.	16,300	$597,145
Barwa Bank(3)	152,394	269,049
Barwa Real Estate Co.	248,543	2,036,270
Doha Bank, Ltd.	79,773	1,275,365
Gulf International Services QSC	223,380	3,749,637
Industries Qatar	242,477	11,253,189
Masraf Al Rayan	552,200	4,746,091
Qatar Electricity & Water Co.	60,800	3,038,809
Qatar Fuel	10,625	829,080
Qatar Gas Transport Co., Ltd. (NAKILAT)	550,956	3,063,766
Qatar Insurance Co.	42,348	773,492
Qatar International Islamic Bank	32,210	545,860
Qatar Islamic Bank	81,415	1,542,461
Qatar National Bank	220,086	10,396,154
Qatar National Cement Co.	12,559	410,453
Qatar National Navigation	55,051	1,254,607
Qatar Telecom QSC	144,795	5,455,262
United Development Co.	196,618	1,221,959
Vodafone Qatar(1)	872,000	2,565,279

		$55,023,928

Romania — 0.7%
Antibiotice SA	1,843,129	$316,165
Banca Transilvania(1)	16,176,795	8,215,529
Biofarm Bucuresti	8,097,100	751,697
BRD-Group Societe Generale(1)	2,483,100	6,879,078
OMV Petrom SA	43,591,503	6,298,705
Transelectrica SA	140,400	682,149
TRANSGAZ SA Medias	8,476	482,529

		$23,625,852

Russia — 6.3%
Aeroflot-Russian Airlines	749,030	$1,906,053
AvtoVAZ(1)	2,100,000	697,452
CTC Media, Inc.	529,200	7,353,234
Evraz PLC(1)	216,250	402,385
Federal Grid Co. Unified Energy System JSC(1)	400,770,600	1,102,119
Federal Hydrogenerating Co. JSC	185,700,426	3,213,360
Gazprom Neft	77,000	345,702
Globaltrans Investment PLC GDR(4)	28,300	449,521
IDGC Holding JSC(1)	26,309,700	623,619
LUKOIL OAO ADR	322,900	20,199,708
Magnit OJSC	53,200	14,972,790
Magnitogorsk Iron & Steel Works GDR(1)(4)	58,800	176,601
Mail.ru Group, Ltd. GDR(4)	105,100	4,688,993

Security	Shares	Value

Russia (continued)
Mechel ADR(1)	203,500	$520,960
MMC Norilsk Nickel ADR	385,737	6,424,078
Mobile TeleSystems ADR(1)	101,500	2,195,445
Mobile TeleSystems OJSC	1,435,719	14,377,975
Mosenergo	7,630,462	203,413
NovaTek OAO GDR(4)	71,800	9,842,562
Novolipetsk Steel GDR(4)	66,700	1,129,455
OAO Gazprom ADR	3,595,600	30,812,131
OAO Inter Rao Ues(1)	1,993,581,189	608,042
OAO TMK GDR(4)	42,000	495,636
PIK Group GDR(1)(4)	100,000	232,330
Polymetal International PLC	102,900	987,774
Rosneft Oil Co. GDR(4)	796,600	6,080,746
Rostelecom	616,790	2,081,534
Rostelecom ADR	43,319	880,242
Sberbank of Russia	6,931,380	21,389,878
Sberbank of Russia ADR	488,350	6,161,271
Sberbank of Russia, PFC Shares	862,200	2,111,381
Severstal OAO GDR(4)	100,900	999,357
Sistema JSFC GDR(4)	151,800	4,884,997
Surgutneftegas OJSC ADR	698,200	6,045,592
Surgutneftegas OJSC ADR, PFC Shares	277,600	2,154,176
Tatneft ADR	167,432	6,416,574
Transneft, PFC Shares	1,000	2,618,805
Uralkali OJSC	370,000	1,937,134
Uralkali OJSC GDR(4)	70,400	1,874,668
VimpelCom, Ltd. ADR	464,130	6,005,842
VTB Bank OJSC GDR(4)	1,712,874	5,145,109
X5 Retail Group NV GDR(1)(4)	474,600	7,986,262
Yandex NV, Class A(1)	174,800	7,542,620

		$216,277,526

Slovenia — 0.6%
Gorenje DD(1)	80,554	$465,074
KRKA DD	129,682	10,705,641
Luka Koper	34,436	446,932
Mercator Poslovni Sistem(1)	10,124	1,141,287
Petrol	5,072	1,520,089
Sava DD(1)	2,986	949
Telekom Slovenije DD	21,671	3,624,146
Zavarovalnica Triglav DD	64,022	1,676,508

		$19,580,626

South Africa — 6.7%
Adcock Ingram Holdings, Ltd.	72,016	$486,539
AECI, Ltd.	48,300	575,699

18	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
African Bank Investments, Ltd.	1,470,188	$1,690,180
African Oxygen, Ltd. (AFROX)	143,280	300,389
African Rainbow Minerals, Ltd.	76,200	1,375,999
Anglo Platinum, Ltd.(1)	41,100	1,547,600
AngloGold Ashanti, Ltd.	211,134	2,478,445
AngloGold Ashanti, Ltd. ADR	79,199	928,212
Arcelormittal South Africa, Ltd.(1)	69,201	246,335
Aspen Pharmacare Holdings, Ltd.	195,268	5,008,064
Astral Foods, Ltd.	26,100	258,864
Aveng, Ltd.(1)	897,496	2,262,755
AVI, Ltd.	228,000	1,247,777
Barclays Africa Group, Ltd.	173,873	2,195,205
Barloworld, Ltd.	422,800	4,033,778
Bidvest Group, Ltd.	455,103	11,658,973
Capital Property Fund	592,025	601,462
Clicks Group, Ltd.	218,200	1,307,421
DataTec, Ltd.	285,500	1,410,656
Discovery Holdings, Ltd.	221,254	1,784,523
FirstRand, Ltd.	1,633,485	5,597,834
Foschini, Ltd.	104,323	953,858
Gold Fields, Ltd.	552,280	1,765,564
Grindrod, Ltd.	416,000	1,111,604
Group Five, Ltd.	115,500	446,512
Growthpoint Properties, Ltd.	942,500	2,184,245
Harmony Gold Mining Co., Ltd.	280,500	711,181
Hosken Consolidated Investments, Ltd.	33,700	449,759
Hyprop Investments, Ltd.	65,400	476,112
Illovo Sugar, Ltd.	51,000	135,380
Impala Platinum Holdings, Ltd.	407,686	4,792,980
Imperial Holdings, Ltd.	130,900	2,531,285
Investec, Ltd.	156,600	1,114,398
JSE, Ltd.	45,700	391,039
Kumba Iron Ore, Ltd.	57,100	2,417,332
Kumba Resources, Ltd.	110,100	1,539,623
Lewis Group, Ltd.	39,800	269,128
Liberty Holdings, Ltd.	67,700	785,920
Life Healthcare Group Holdings, Ltd.	582,421	2,326,161
Massmart Holdings, Ltd.	48,804	605,209
Mediclinic International, Ltd.	161,590	1,171,743
MMI Holdings, Ltd.	554,133	1,338,069
Mondi, Ltd.	49,355	845,877
Mr. Price Group, Ltd.	188,400	2,944,643
MTN Group, Ltd.	2,099,580	43,485,206
Murray & Roberts Holdings, Ltd.(1)	763,600	1,953,709
Nampak, Ltd.	411,500	1,609,593
Naspers, Ltd., Class N	233,376	24,428,490

Security	Shares	Value

South Africa (continued)
Nedbank Group, Ltd.	141,600	$2,839,125
Netcare, Ltd.	659,100	1,635,953
Northam Platinum, Ltd.(1)	170,200	683,927
Pick’n Pay Holdings, Ltd.	125,270	268,694
Pick’n Pay Stores, Ltd.	152,660	758,013
PPC, Ltd.	305,614	915,495
Redefine Properties, Ltd.	1,959,096	1,819,462
Remgro, Ltd.	299,505	5,940,938
Reunert, Ltd.	408,000	2,664,950
RMB Holdings, Ltd.	520,200	2,402,632
RMI Holdings	449,000	1,175,785
Sanlam, Ltd.	1,154,590	5,867,315
Santam, Ltd.	27,610	490,589
Sappi, Ltd.(1)	418,500	1,308,651
Sasol, Ltd.	353,036	17,374,940
Shoprite Holdings, Ltd.	201,153	3,149,927
Sibanye Gold, Ltd.	710,580	834,844
Spar Group, Ltd. (The)	79,260	995,010
Standard Bank Group, Ltd.	784,949	9,698,952
Steinhoff International Holdings, Ltd.	1,020,600	4,397,334
Sun International, Ltd.	33,860	307,685
Telkom South Africa, Ltd.(1)	333,000	890,494
Tiger Brands, Ltd.	115,816	2,951,340
Tongaat-Hulett	25,322	274,500
Truworths International, Ltd.	299,341	2,193,136
Vodacom Group (Pty), Ltd.	444,200	5,633,553
Wilson Bayly Holmes-Ovcon, Ltd.	99,880	1,390,715
Woolworths Holdings, Ltd.	355,542	2,533,681

		$231,178,970

South Korea — 6.6%
AMOREPACIFIC Corp.	1,183	$1,121,549
AMOREPACIFIC Group, Inc.	2,641	1,165,148
BS Financial Group, Inc.	73,284	1,113,391
Celltrion, Inc.	24,963	908,301
Cheil Industries, Inc.	26,000	2,183,738
Cheil Worldwide, Inc.(1)	38,050	993,264
CJ CheilJedang Corp.	3,500	919,825
CJ Corp.	9,583	1,059,940
CJ O Shopping Co., Ltd.	1,122	441,389
Daelim Industrial Co., Ltd.	6,870	613,792
Daesang Corp.	29,700	1,082,904
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	420,183
Daewoo Industrial Development Co., Ltd.(1)(3)	3,501	27,252
Daewoo International Corp.	10,502	411,857
Daewoo Securities Co., Ltd.	86,759	733,818

19	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,080	$1,033,860
DGB Financial Group Co., Ltd.	64,880	1,016,439
Dong-A Pharmaceutical Co., Ltd.	1,569	219,643
Dong-A ST Co., Ltd.(1)	2,658	250,885
Dongbu Insurance Co., Ltd.	27,320	1,455,639
Dongkuk Steel Mill Co., Ltd.	18,400	229,895
Doosan Corp.	4,600	608,664
Doosan Heavy Industries & Construction Co., Ltd.	18,350	617,322
Doosan Infracore Co., Ltd.(1)	22,060	264,210
E-Mart Co., Ltd.	5,011	1,267,315
GS Engineering & Construction Corp.	28,600	828,161
GS Holdings Corp.	32,154	1,749,897
Hana Financial Group, Inc.	113,771	4,740,534
Hanjin Kal Corp.(1)	8,977	139,362
Hanjin Shipping Co., Ltd.(1)	74,800	543,955
Hanjin Transportation Co., Ltd.	10,500	189,772
Hankook Tire Co., Ltd.	27,617	1,591,318
Hanwha Chemical Corp.	65,820	1,348,088
Hanwha Corp.	27,900	1,038,080
Hanwha Securities Co., Ltd.(1)	49,695	160,431
Hite-Jinro Co., Ltd.	17,806	372,517
Honam Petrochemical Corp.	10,200	2,248,915
Hotel Shilla Co., Ltd.	12,750	803,669
Hynix Semiconductor, Inc.(1)	129,670	4,535,540
Hyosung Corp.	13,800	920,779
Hyundai Department Store Co., Ltd.	5,600	856,299
Hyundai Development Co.	26,580	585,721
Hyundai Engineering & Construction Co., Ltd.	20,070	1,156,938
Hyundai Glovis Co., Ltd.	11,450	2,509,375
Hyundai Heavy Industries Co., Ltd.	11,813	2,884,678
Hyundai Hysco Co., Ltd.	21,200	833,657
Hyundai Marine & Fire Insurance Co., Ltd.	34,950	1,076,777
Hyundai Merchant Marine Co., Ltd.(1)	46,400	502,325
Hyundai Mipo Dockyard Co., Ltd.	2,620	443,181
Hyundai Mobis	17,000	4,732,865
Hyundai Motor Co.	37,690	8,460,150
Hyundai Motor Co., PFC Shares	12,900	1,597,602
Hyundai Securities Co., Ltd.	48,800	271,092
Hyundai Steel Co.	32,500	2,664,620
Hyundai Wia Corp.	6,700	1,209,129
Industrial Bank of Korea	71,500	824,705
Kangwon Land, Inc.	36,658	1,076,371
KB Financial Group, Inc.	123,629	4,997,069
KB Financial Group, Inc. ADR(1)	48,488	1,964,249
KCC Corp.	1,710	760,379
Kia Motors Corp.	66,000	3,514,602

Security	Shares	Value

South Korea (continued)
KIWOOM Securities Co., Ltd.	8,011	$384,254
Korea Electric Power Corp.(1)	170,310	5,624,678
Korea Express Co., Ltd.(1)	4,378	415,345
Korea Gas Corp.	15,047	951,115
Korea Investment Holdings Co., Ltd.	15,600	603,917
Korea Zinc Co., Ltd.	6,700	2,021,105
Korean Air Lines Co., Ltd.(1)	18,577	552,141
Korean Reinsurance Co.	52,474	569,948
KT Corp.	87,949	2,634,759
KT&G Corp.	35,480	2,505,869
KTB Securities Co., Ltd.(1)	80,000	165,268
Kumho Petro Chemical Co., Ltd.	11,100	1,004,520
LG Chem, Ltd.	22,204	6,315,737
LG Corp.	31,873	1,935,973
LG Display Co., Ltd.(1)	55,400	1,337,817
LG Electronics, Inc.	28,896	1,868,443
LG Hausys, Ltd.	4,611	619,289
LG Household & Health Care, Ltd.	2,800	1,455,958
LG Life Sciences, Ltd.(1)	9,500	366,246
LG Uplus Corp.(1)	106,713	1,088,001
LIG Insurance Co., Ltd.	23,590	736,983
Lotte Shopping Co., Ltd.	4,500	1,723,804
LS Corp.	7,030	539,769
LS Industrial Systems Co., Ltd.	4,500	280,567
Mirae Asset Securities Co., Ltd.	14,770	538,718
Namhae Chemical Corp.	32,500	212,653
Naver Corp.	7,779	5,360,720
NCsoft Corp.	5,300	1,250,610
NHN Entertainment Corp.(1)	3,578	327,470
Nong Shim Co., Ltd.	1,100	261,873
OCI Co., Ltd.	10,020	1,817,780
ORION Corp.	1,200	1,080,461
POSCO	40,700	12,664,309
S-Oil Corp.	24,372	1,712,112
S1 Corp.	10,130	718,787
Samsung C&T Corp.	35,130	2,021,392
Samsung Card Co., Ltd.	22,360	793,079
Samsung Electro-Mechanics Co., Ltd.	16,480	1,142,300
Samsung Electronics Co., Ltd.	29,330	38,218,370
Samsung Electronics Co., Ltd., PFC Shares	620	596,259
Samsung Engineering Co., Ltd.	7,400	463,534
Samsung Fine Chemicals Co., Ltd.	10,800	456,838
Samsung Fire & Marine Insurance Co., Ltd.	19,274	4,736,249
Samsung Heavy Industries Co., Ltd.	51,300	1,854,051
Samsung Life Insurance Co., Ltd.	47,800	4,716,156
Samsung SDI Co., Ltd.	9,900	1,524,284

20	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Samsung Securities Co., Ltd.	30,712	$1,284,149
Samsung Techwin Co., Ltd.	11,085	572,335
Shinhan Financial Group Co., Ltd.	210,862	9,466,611
Shinsegae Co., Ltd.	3,270	783,219
SK Chemicals Co., Ltd.	12,100	634,318
SK Holdings Co., Ltd.	8,641	1,566,650
SK Innovation Co., Ltd.	28,371	3,814,622
SK Networks Co., Ltd.	40,500	290,625
SK Telecom Co., Ltd.	18,500	4,048,526
SK Telecom Co., Ltd. ADR	25,326	623,526
TONGYANG Securities, Inc.	47,500	113,666
Woongjin Coway Co., Ltd.	15,560	980,241
Woori Finance Holdings Co., Ltd.	164,500	2,078,092
Woori Investment & Securities Co., Ltd.	65,922	600,547
Yuhan Corp.	4,370	775,737
Zyle Motor Sales Corp.(1)(3)	4,895	27,252

		$230,122,652

Taiwan — 6.3%
Acer, Inc.(1)	873,380	$537,488
Advanced Semiconductor Engineering, Inc.	1,929,281	1,802,322
Advantech Co., Ltd.	186,849	1,296,352
Altek Corp.	294,911	207,617
Ambassador Hotel	221,000	220,796
AmTRAN Technology Co., Ltd.	376,765	255,660
Asia Cement Corp.	1,160,752	1,505,765
Asia Optical Co., Inc.(1)	187,913	186,069
Asustek Computer, Inc.	216,174	1,946,877
AU Optronics Corp.(1)	3,013,925	961,900
AU Optronics Corp. ADR(1)	33,754	105,313
Capital Securities Corp.	605,143	224,899
Catcher Technology Co., Ltd.	215,100	1,400,666
Cathay Financial Holding Co., Ltd.	3,613,352	5,867,656
Cathay Real Estate Development Co., Ltd.	660,000	417,048
Chang Hwa Commercial Bank	1,708,430	1,053,708
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	4,666,295
Cheng Uei Precision Industry Co., Ltd.	149,516	300,553
Chicony Electronics Co., Ltd.	157,348	396,190
Chimei Innolux Corp.(1)	2,656,389	1,014,985
China Airlines, Ltd.(1)	940,963	346,284
China Development Financial Holding Corp.	6,528,106	1,976,560
China Life Insurance Co., Ltd.	1,172,656	1,192,453
China Motor Corp.	1,026,930	994,473
China Petrochemical Development Corp.	1,522,857	695,807
China Steel Corp.	5,945,732	5,391,331
Chipbond Technology Corp.	240,000	378,606

Security	Shares	Value

Taiwan (continued)
Chong Hong Construction Co., Ltd.	150,351	$462,841
Chunghwa Telecom Co., Ltd.	2,476,909	7,732,147
Clevo Co.	206,579	447,289
CMC Magnetics Corp.(1)	1,370,000	225,490
Compal Electronics, Inc.	1,488,557	1,141,431
Coretronic Corp.	282,312	279,380
CTBC Financial Holding Co., Ltd.	5,865,093	4,013,425
D-Link Corp.	359,590	218,100
Delta Electronics, Inc.	566,603	3,244,644
Dynapack International Technology Corp.	67,666	188,656
E Ink Holdings, Inc.(1)	249,000	136,917
E.Sun Financial Holding Co., Ltd.	2,247,180	1,496,333
Elan Microelectronics Corp.	142,410	224,448
Epistar Corp.	321,439	620,127
Eternal Chemical Co., Ltd.	310,905	302,812
EVA Airways Corp.(1)	1,467,999	819,601
Evergreen International Storage & Transport Corp.	266,000	186,033
Evergreen Marine Corp.(1)	1,159,717	709,027
Everlight Chemical Industrial Corp.	327,442	268,731
Everlight Electronics Co., Ltd.	103,212	237,721
Far Eastern Department Stores, Ltd.	1,467,593	1,454,628
Far Eastern International Bank	902,570	377,595
Far Eastern New Century Corp.	1,251,705	1,447,199
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,634,848
Faraday Technology Corp.	437,215	613,839
Feng Hsin Iron & Steel Co., Ltd.	172,000	315,554
First Financial Holding Co., Ltd.	2,920,949	1,818,748
Formosa Chemicals & Fibre Corp.	1,780,214	5,027,167
Formosa International Hotels Corp.	33,657	384,462
Formosa Petrochemical Corp.	985,153	2,701,750
Formosa Plastics Corp.	2,402,853	6,502,238
Formosa Taffeta Co., Ltd.	545,000	659,516
Formosan Rubber Group, Inc.	450,000	424,446
Foxconn International Holdings, Ltd.(1)	1,168,000	629,606
Foxconn Technology Co., Ltd.	317,637	743,320
Fubon Financial Holding Co., Ltd.	2,872,833	4,213,391
Giant Manufacturing Co., Ltd.	228,093	1,571,524
Gintech Energy Corp.(1)	266,294	304,700
Goldsun Development & Construction Co., Ltd.	617,053	257,053
Great Wall Enterprise Co., Ltd.	247,202	219,267
HannStar Display Corp.(1)	926,742	344,777
Highwealth Construction Corp.	166,952	353,766
Hon Hai Precision Industry Co., Ltd.	3,296,720	8,892,245
Hotai Motor Co., Ltd.	98,000	1,210,997
HTC Corp.	246,311	1,167,470
Hua Nan Financial Holdings Co., Ltd.	2,443,131	1,428,677

21	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Huaku Development Co., Ltd.	187,010	$529,091
Inotera Memories, Inc.(1)	2,102,619	1,558,250
Inventec Co., Ltd.	1,330,753	1,178,390
King Yuan Electronics Co., Ltd.	711,274	489,599
Kinsus Interconnect Technology Corp.	166,280	552,895
Largan Precision Co., Ltd.	45,042	1,840,988
Lee Chang Yung Chemical Industry Corp.	253,644	330,138
Lite-On Technology Corp.	740,352	1,189,792
Macronix International Corp., Ltd.(1)	1,015,868	228,986
MediaTek, Inc.	378,371	5,639,574
Mega Financial Holding Co., Ltd.	4,503,610	3,797,138
Merida Industry Co., Ltd.	415,150	3,015,816
Mitac International Corp.(1)	313,036	303,303
Nan Kang Rubber Tire Co., Ltd.(1)	889,819	1,104,636
Nan Ya Plastics Corp.	3,006,303	6,965,420
Nanya Technology Corp.(1)	2,813,575	380,623
Novatek Microelectronics Corp., Ltd.	263,479	1,080,935
Oriental Union Chemical Corp.	453,200	490,548
Pegatron Corp.	553,486	715,541
Phison Electronics Corp.	43,692	279,560
Pou Chen Corp.	2,168,764	3,247,071
Powertech Technology, Inc.	366,725	561,236
President Chain Store Corp.	619,120	4,298,569
Quanta Computer, Inc.	905,065	2,116,584
Radiant Opto-Electronics Corp.	206,350	756,940
Radium Life Tech Co., Ltd.	328,786	264,427
Realtek Semiconductor Corp.	165,542	445,540
RichTek Technology Corp.	87,497	408,933
Ritek Corp.(1)	968,757	164,808
Ruentex Development Co., Ltd.	338,533	657,946
Ruentex Industries, Ltd.	1,161,953	2,989,766
Sanyang Industrial Co., Ltd.	1,509,000	2,474,503
Shin Kong Financial Holding Co., Ltd.	2,980,443	1,032,329
Shin Kong Synthetic Fibers Corp.	965,996	339,290
Siliconware Precision Industries Co., Ltd.	613,260	732,664
Siliconware Precision Industries Co., Ltd. ADR	74,607	446,150
Simplo Technology Co., Ltd.	123,820	549,560
Sincere Navigation	188,000	179,006
Sino-American Silicon Products, Inc.(1)	183,259	312,466
SinoPac Financial Holdings Co., Ltd.	3,260,924	1,629,058
Solar Applied Materials Technology Corp.	329,817	282,412
Synnex Technology International Corp.	651,960	1,035,303
Tainan Spinning Co., Ltd.	1,389,033	982,437
Taishin Financial Holdings Co., Ltd.	3,056,541	1,505,472
Taiwan Business Bank(1)	1,660,413	506,282
Taiwan Cement Corp.	1,724,118	2,680,846

Security	Shares	Value

Taiwan (continued)
Taiwan Cooperative Financial Holding Co., Ltd.	1,864,545	$1,020,988
Taiwan Fertilizer Co., Ltd.	436,000	988,864
Taiwan Glass Industry Corp.	252,874	281,614
Taiwan Life Insurance Co., Ltd.(1)	383,464	363,402
Taiwan Mobile Co., Ltd.	1,170,052	3,781,855
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	21,630,194
Taiwan Tea Corp.(1)	661,346	555,898
Tatung Co., Ltd.(1)	1,214,645	337,588
Teco Electric & Machinery Co., Ltd.	989,000	1,136,139
Tong Yang Industry Co., Ltd.	379,826	569,902
TPK Holding Co., Ltd.	83,515	494,142
Transcend Information, Inc.	63,886	183,972
Tripod Technology Corp.	152,979	274,722
TSRC Corp.	362,940	536,623
TTY Biopharm Co., Ltd.	287,962	883,403
Tung Ho Steel Enterprise Corp.	293,385	258,329
U-Ming Marine Transport Corp.	202,000	362,494
Uni-President Enterprises Corp.	3,497,484	6,311,326
Unimicron Technology Corp.	527,171	400,453
United Microelectronics Corp.	3,348,361	1,398,594
United Microelectronics Corp. ADR	93,397	190,530
Vanguard International Semiconductor Corp.	784,175	933,866
Walsin Lihwa Corp.(1)	1,085,980	349,111
Wan Hai Lines, Ltd.	606,375	315,615
Waterland Financial Holdings	1,498,961	502,848
Wintek Corp.(1)	706,482	247,362
Wistron Corp.	864,279	727,833
WPG Holdings Co., Ltd.	548,136	631,675
Yageo Corp.	702,100	253,777
Yang Ming Marine Transport(1)	1,116,288	523,252
Yieh Phui Enterprise(1)	955,867	310,769
Yuanta Financial Holding Co., Ltd.	4,619,071	2,764,754
Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,451,414	726,538
Yulon Motor Co., Ltd.	1,212,420	2,199,251

		$218,716,113

Thailand — 2.6%
Advanced Info Service PCL(6)	1,279,600	$7,803,728
Airports of Thailand PCL(6)	383,300	1,855,349
AP Thailand PCL(6)	2,209,200	297,273
Bangkok Bank PCL	104,400	568,675
Bangkok Bank PCL(6)	264,800	1,441,152
Bangkok Bank PCL NVDR	35,000	190,648
Bangkok Dusit Medical Services PCL(6)	841,400	3,023,999
Bangkok Expressway PCL(6)	895,900	916,144
Banpu PCL(6)	1,358,000	1,252,380

22	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
BEC World PCL(6)	1,693,300	$2,610,312
Berli Jucker PCL(6)	725,500	1,070,731
Big C Supercenter PCL(6)	113,000	634,592
Bumrungrad Hospital PCL(6)	438,200	1,172,901
Cal-Comp Electronics (Thailand) PCL(6)	1,800,000	162,824
Central Pattana PCL(6)	1,081,400	1,357,458
Charoen Pokphand Foods PCL(6)	2,948,600	2,881,098
CP ALL PCL(6)	3,981,200	5,104,583
Delta Electronics (Thailand) PCL(6)	1,147,270	1,873,976
Electricity Generating PCL(6)	189,500	708,521
G Steel PCL(1)(6)	23,786,500	72,856
Glow Energy PCL(6)	377,600	812,441
Hana Microelectronics PCL(6)	1,416,900	1,089,458
Indorama Ventures PCL(6)	1,287,100	786,901
IRPC PCL(6)	3,989,000	397,020
Italian-Thai Development PCL(1)(6)	6,679,780	795,532
Kasikornbank PCL(6)	1,026,000	4,979,786
Kiatnakin Bank PCL(6)	350,000	399,035
Krung Thai Bank PCL(6)	2,520,125	1,273,656
Land & Houses PCL(6)	6,197,300	1,692,446
Major Cineplex Group PCL(6)	967,800	517,170
Minor International PCL(6)	2,890,691	1,828,117
Precious Shipping PCL(6)	622,500	404,628
PTT Exploration & Production PCL(6)	1,106,816	5,621,961
PTT Global Chemical PCL(6)	1,006,450	2,430,626
PTT PCL(6)	605,700	5,282,962
Quality House PCL(6)	5,102,500	411,932
Ratchaburi Electricity Generating Holding PCL(6)	578,300	863,616
Sahaviriya Steel Industries PCL(1)(6)	10,773,660	98,534
Shin Corp. PCL(6)	426,000	881,884
Siam Cement PCL (The)(6)	263,800	3,270,934
Siam City Cement PCL(6)	42,900	521,463
Siam Commercial Bank PCL(6)	1,090,500	4,793,114
Sino Thai Engineering & Construction PCL(6)	2,724,300	1,101,333
Thai Airways International PCL(6)	1,290,500	544,425
Thai Beverage PCL	3,621,000	1,553,146
Thai Oil PCL(6)	490,400	842,326
Thai Tap Water Supply Co., Ltd.(6)	3,000,000	915,667
Thai Union Frozen Products PCL(6)	1,035,498	2,268,041
Thanachart Capital PCL(6)	523,300	516,360
Thoresen Thai Agencies PCL(1)(6)	1,151,984	612,157
TMB Bank PCL(6)	15,227,400	960,117
Total Access Communication PCL(6)	1,135,000	3,488,660
TPI Polene PCL(6)	1,130,500	372,866
True Corp. PCL(1)(6)	7,010,292	1,609,316

		$88,936,830

Security	Shares	Value

Turkey — 2.5%
Akbank TAS	1,930,481	$6,024,633
Akcansa Cimento AS	90,700	498,312
Akenerji Elektrik Uretim AS(1)	524,095	292,780
Aksa Akrilik Kimya Sanayii AS	228,054	851,819
Alarko Holding AS	207,704	451,697
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	228,358
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	2,392,087
Arcelik AS	325,221	1,839,442
Asya Katilim Bankasi AS(1)	874,200	590,336
Aygaz AS	177,606	676,856
Bagfas Bandirma Gubre Fabrikalari AS	17,600	282,662
BIM Birlesik Magazalar AS	223,992	4,523,703
Cimsa Cimento Sanayi ve Ticaret AS	116,200	616,602
Coca-Cola Icecek AS	65,400	1,575,338
Dogan Sirketler Grubu Holding AS(1)	2,058,552	690,349
Dogus Otomotiv Servis ve Ticaret AS	140,556	438,289
Eczacibasi Ilac Sanayi ve Ticaret AS	331,500	325,679
Enka Insaat ve Sanayi AS	1,749,857	4,906,413
Eregli Demir ve Celik Fabrikalari TAS	3,909,883	4,697,309
Gubre Fabrikalari TAS(1)	386,800	497,113
Haci Omer Sabanci Holding AS	848,449	3,413,849
Ihlas Holding AS(1)	1,888,400	369,206
Is Gayrimenkul Yatirim Ortakligi AS	429,658	280,231
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,423,955	1,195,762
KOC Holding AS	1,145,243	4,695,240
Koza Altin Isletmeleri AS	122,800	1,269,215
Net Holding AS	282,129	320,407
Petkim Petrokimya Holding AS(1)	807,341	1,026,522
Sekerbank TAS(1)	658,499	638,035
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	210,453
TAV Havalimanlari Holding AS	257,200	1,851,772
Tekfen Holding AS	307,071	716,800
Tofas Turk Otomobil Fabrikasi AS	172,700	1,078,104
Trakya Cam Sanayii AS	416,307	492,471
Tupras-Turkiye Petrol Rafinerileri AS	260,641	5,204,548
Turcas Petrolculuk AS	350,729	406,761
Turk Hava Yollari Anonim Ortakligi (THY) AS	1,051,542	3,152,619
Turk Sise ve Cam Fabrikalari AS	1,146,320	1,450,977
Turk Telekomunikasyon AS	804,700	2,232,009
Turkcell Iletisim Hizmetleri AS(1)	996,794	5,282,709
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	513,895
Turkiye Garanti Bankasi AS	2,130,474	6,906,002
Turkiye Halk Bankasi AS	577,400	3,266,635
Turkiye Is Bankasi	1,315,506	2,848,193
Turkiye Sinai Kalkinma Bankasi AS	885,476	754,596

23	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)
Turkiye Vakiflar Bankasi TAO	1,011,321	$1,799,780
Ulker Gida Sanayi ve Ticaret AS	204,629	1,447,531
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	151,328
Yapi ve Kredi Bankasi AS	725,093	1,256,354
Yazicilar Holding AS	76,200	665,148

		$87,296,929

Ukraine — 0.1%
Astarta Holding NV(1)	17,054	$376,727
Avangardco Investments Public, Ltd. GDR(1)	17,607	206,781
Ferrexpo PLC	603,145	1,917,284
MHP SA GDR(4)	83,821	1,429,048

		$3,929,840

United Arab Emirates — 1.6%
Aabar Investments (PJSC)(1)(3)	3,577,200	$0
Abu Dhabi Commercial Bank (PJSC)	2,776,586	4,917,116
Abu Dhabi National Hotels	832,200	702,166
Agthia Group (PJSC)	550,000	662,309
Air Arabia (PJSC)	9,743,700	4,123,813
Ajman Bank (PJSC)(1)	602,800	407,646
Aldar Properties (PJSC)	3,816,500	2,879,336
Arabtec Holding Co.(1)	6,919,974	5,413,243
DP World, Ltd.	539,236	9,557,595
Dubai Financial Market(1)	2,472,100	1,664,139
Dubai Investments (PJSC)	1,158,168	786,713
Emaar Properties (PJSC)	3,885,000	8,090,755
First Gulf Bank (PJSC)	987,894	5,065,524
National Bank of Abu Dhabi (PJSC)	1,660,557	6,294,045
National Central Cooling Co. (Tabreed)	1,050,547	687,730
Ras Al Khaimah Co.	684,200	308,128
Ras Al Khaimah Properties (PJSC)	724,300	193,877
Union National Bank	1,123,893	1,798,602
Waha Capital (PJSC)	1,367,108	819,555

		$54,372,292

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC	683,540	$869,363
Baoviet Holdings	371,340	666,763
Development Investment Construction Corp.	404,260	237,938
FPT Corp.	523,082	1,169,001
Gemadept Corp.	108,333	172,822
Hagl JSC	1,048,800	1,020,345
Hoa Phat Group JSC	999,900	1,950,805
Kim Long Securities Corp.(1)	1,311,300	554,412

Security	Shares	Value

Vietnam (continued)
Kinh Bac City Development Share Holding Corp.(1)	590,200	$274,808
Kinhdo Corp.	322,680	779,647
Masan Group Corp.(1)	238,000	932,057
PetroVietnam Construction JSC(1)	870,460	123,699
PetroVietnam Drilling and Well Services JSC	592,180	1,713,312
PetroVietnam Fertilizer and Chemical JSC	721,940	1,420,772
Refrigeration Electrical Engineering Corp.	487,200	684,929
Saigon Securities, Inc.	719,620	614,744
Song Da Urban & Industrial Zone Investment and Development JSC(1)	339,950	298,551
Tan Tao Investment Industry Co.(1)	1,048,757	329,024
Vietnam Construction and Import-Export JSC(1)	459,600	220,274
Vietnam Dairy Products JSC	514,642	3,296,886
Vietnam Joint Stock Commercial Bank for Industry and Trade	602,203	462,902
Vincom JSC(1)	929,687	3,087,672

		$20,880,726

Total Common Stocks (identified cost $2,628,042,384)		$3,394,677,981

Corporate Bonds — 0.0%(2)

Security	Principal Amount (000’s omitted)	Value

India — 0.0%(2)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR 729	$11,790

Total Corporate Bonds (identified cost $16,136)		$11,790

Equity-Linked Securities(7) — 0.8%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets(5)	8/13/14	7,200	$239,715
Al Rajhi Bank(5)	2/16/15	116,800	2,277,174
Al Tayyar(5)	7/2/15	26,150	744,266
Alinma Bank(5)	2/23/15	182,900	725,391
Almarai Co.(5)	11/24/14	42,670	598,707
Arab National Bank(5)	5/11/15	81,600	666,819
Bank Albilad(5)	4/30/15	25,700	240,165
Banque Saudi Fransi(5)	2/23/15	49,375	457,457
Company for Cooperative Insurance (The)(5)	5/11/15	21,600	202,719

24	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Dar Al Arkan Real Estate Development(5)	8/10/15	70,500	$184,209
Etihad Etissalat Co(5)	12/5/14	119,020	2,709,258
Fawaz Abdulaziz Alhokair Co.(5)	2/23/15	26,850	995,975
Fitaihi Holding Group(5)	9/24/15	57,200	253,928
Jarir Marketing Co.(5)	5/4/15	17,100	724,335
Mobile Telecommunications Co.(5)	5/4/15	88,722	219,405
Mohammad Al-Mojil Group(3)(5)	1/6/16	38,000	0
National Industrialization Co.(5)	5/4/15	117,783	1,050,430
Rabigh Refining and Petrochemicals Co.(5)	10/13/14	28,700	185,372
Rabigh Refining and Petrochemicals Co.(5)	5/4/15	55,300	357,180
Riyad Bank(5)	12/15/14	68,500	532,375
Sahara Petrochemical Co.(5)	9/21/15	101,700	535,532
Samba Financial Group(5)	2/10/15	40,400	538,581
Saudi Airlines Catering Co.(5)	8/3/15	14,700	554,591
Saudi Arabian Fertilizer Co.(5)	5/11/15	19,466	808,359
Saudi Arabian Mining Co.(5)	5/11/15	45,000	387,527
Saudi Basic Industries Corp(5)	2/23/15	91,400	2,717,194
Saudi British Bank(5)	3/27/15	63,533	743,641
Saudi Cable Co.(5)	8/10/15	56,000	187,382
Saudi Cement Co.(5)	8/10/15	20,250	546,663
Saudi Ceramic Co.(5)	4/13/15	9,000	267,557
Saudi Chemical Co.(5)	5/1/15	11,900	174,505
Saudi Electricity Co.(5)	3/27/15	167,000	645,605
Saudi Industrial Investment Group(5)	3/27/15	49,800	427,538
Saudi International Petrochemical Co.(5)	3/27/15	67,870	573,624
Saudi Kayan Petrochemical Co.(5)	3/27/15	145,500	607,113
Saudi Pharmaceutical Industries and Medical Appliance Corp.(5)	9/24/15	33,074	570,986
Saudi Telecom Co.(5)	5/11/15	86,900	1,233,780
Savola Group(5)	2/2/15	93,100	1,545,171
Yamamah Saudi Cement Co. Ltd.(5)	2/2/15	23,300	355,647
Yanbu National Petrochemical Co.(5)	3/9/15	29,100	568,314

Total Equity-Linked Securities (identified cost $22,452,905)			$27,354,190

Investment Funds — 0.2%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	3,319,633	$8,066,708
Vietnam Growth Fund, Ltd.(1)	15,639	275,247

Total Investment Funds (identified cost $7,976,611)		$8,341,955

Rights(1) — 0.0%

Security	Shares	Value
Citadel Capital Co., Exp. 2/13/14	1,337,043	$0
Polimex-Mostostal SA	3,573,572	0

Total Rights (identified cost $0)		$0

Warrants (1) — 0.0%(2)

Security	Shares	Value
Malaysian Resources Corp. Bhd, Exp. 9/16/18, Strike MYR 2.30	620,567	$42,628
WCT Bhd, Exp. 12/11/17, Strike MYR 2.25	139,900	16,017

Total Warrants (identified cost $60,448)		$58,645

Short-Term Investments — 0.0%(2)

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 1/2/14	$53	$52,866

Total Short-Term Investments (identified cost $52,866)		$52,866

Total Investments — 99.1% (identified cost $2,658,601,350)		$3,430,497,427

Other Assets, Less Liabilities — 0.9%		$31,940,089

Net Assets — 100.0%		$3,462,437,516

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares
INR	–	Indian Rupee
MYR	–	Malaysian Ringgit

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

25	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Portfolio of Investments (Unaudited) — continued

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2013, the aggregate value of these securities is $72,114,312 or 2.1% of the Fund’s net assets.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2013, the aggregate value of these securities is $28,847,191 or 0.8% of the Fund’s net assets.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	13.8%	$477,909,298
Hong Kong Dollar	8.1	280,932,220
South African Rand	6.6	230,250,758
South Korean Won	6.6	227,534,877
Mexican Peso	6.5	223,865,067
New Taiwan Dollar	6.3	217,344,514
Indian Rupee	5.9	205,457,585
Brazilian Real	5.1	177,193,446
Polish Zloty	3.5	120,297,777
Malaysian Ringgit	3.2	110,591,226
Indonesian Rupiah	2.9	99,716,109
New Turkish Lira	2.5	86,783,034
Thai Baht	2.5	85,851,809
Euro	2.4	81,819,189
Chilean Peso	1.9	66,888,741
Egyptian Pound	1.6	57,384,237
Qatari Riyal	1.6	55,023,928
Hungarian Forint	1.6	54,665,927
Kuwaiti Dinar	1.6	54,213,163
Czech Koruna	1.5	52,713,149
Philippine Peso	1.4	49,759,026
United Arab Emirates Dirham	1.3	44,814,697
Colombian Peso	1.2	41,822,796
Other currency, less than 1% each	9.5	327,664,854

Total Investments	99.1%	$3,430,497,427

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	26.5%	$918,866,564
Materials	10.3	356,703,848
Telecommunication Services	10.3	356,638,201
Industrials	10.3	355,347,846
Energy	9.8	337,638,272
Consumer Staples	8.9	307,468,583
Consumer Discretionary	8.3	287,313,616
Information Technology	7.7	266,038,166
Utilities	4.5	157,179,289
Health Care	2.3	78,896,431
Investment Funds	0.2	8,341,955
Other	0.0 (1)	64,656

Total Investments	99.1%	$3,430,497,427

(1)	Amount is less than 0.05%.

26	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2013
Investments, at value (identified cost, $2,658,601,350)	$3,430,497,427
Cash	83,533
Foreign currency, at value (identified cost, $12,977,284)	12,856,498
Dividends and interest receivable	1,614,872
Receivable for investments sold	12,717,477
Receivable for Fund shares sold	14,825,755
Tax reclaims receivable	31,807
Total assets	$3,472,627,369

Liabilities
Demand note payable	$3,000,000
Payable for investments purchased	675,233
Payable for Fund shares redeemed	2,836,122
Payable to affiliates:
Investment adviser fee	1,309,950
Administration fee	1,455,500
Accrued foreign capital gains taxes	883,944
Accrued expenses	29,104
Total liabilities	$10,189,853
Net Assets	$3,462,437,516

Sources of Net Assets
Paid-in capital	$2,749,890,226
Accumulated net realized loss	(31,841,368)
Accumulated distributions in excess of net investment income	(26,500,763)
Net unrealized appreciation	770,889,421
Total	$3,462,437,516

Institutional Class Shares
Net Assets	$3,462,437,516
Shares Outstanding	70,968,145
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$48.79

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

27	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2013
Dividends (net of foreign taxes, $3,961,450)	$31,475,098
Interest (net of foreign taxes, $28)	6,858
Total investment income	$31,481,956

Expenses
Investment adviser fee	$7,516,186
Administration fee	8,351,318
Stock dividend tax	102,028
Interest expense	29,104
Total expenses	$15,998,636

Net investment income	$15,483,320

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $53)	$22,274,401
Foreign currency transactions	(144,849)
Net realized gain	$22,129,552
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $443,150)	$211,950,841
Foreign currency	174,399
Net change in unrealized appreciation (depreciation)	$212,125,240

Net realized and unrealized gain	$234,254,792

Net increase in net assets from operations	$249,738,112

28	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
From operations —
Net investment income	$15,483,320	$58,668,931
Net realized gain from investment and foreign currency transactions	22,129,552	7,452,890
Net change in unrealized appreciation (depreciation) from investments and foreign currency	212,125,240	74,065,647
Net increase in net assets from operations	$249,738,112	$140,187,468
Distributions to shareholders —
From net investment income	$(59,924,112)	$(57,016,207)
Total distributions to shareholders	$(59,924,112)	$(57,016,207)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$370,612,514	$608,795,770
Net asset value of shares issued to shareholders in payment of distributions declared	46,253,890	41,805,812
Cost of shares redeemed	(238,229,102)	(297,772,023)
Redemption fees	3,885,339	5,353,251
Net increase in net assets from Fund share transactions	$182,522,641	$358,182,810

Net increase in net assets	$372,336,641	$441,354,071

Net Assets
At beginning of period	$3,090,100,875	$2,648,746,804
At end of period	$3,462,437,516	$3,090,100,875

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(26,500,763)	$17,940,029

29	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Financial Highlights

	Institutional Class
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$45.870		$44.060	$51.610	$40.800	$33.060	$47.940

Income (Loss) From Operations
Net investment income(1)	$0.226		$0.941	$0.874	$0.794	$0.634	$0.731
Net realized and unrealized gain (loss)	3.491		1.724	(7.866)	10.829	7.439	(15.029)

Total income (loss) from operations	$3.717		$2.665	$(6.992)	$11.623	$8.073	$(14.298)

Less Distributions
From net investment income	$(0.854)		$(0.941)	$(0.631)	$(0.896)	$(0.425)	$(0.747)

Total distributions	$(0.854)		$(0.941)	$(0.631)	$(0.896)	$(0.425)	$(0.747)

Redemption fees(1)	$0.057		$0.086	$0.073	$0.083	$0.092	$0.165

Net asset value — End of period	$48.790		$45.870	$44.060	$51.610	$40.800	$33.060

Total Return(2)	8.25	%(3)	6.14%	(13.32)%	28.74%	24.66%	(29.00)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,462,438		$3,090,101	$2,648,747	$2,774,908	$1,849,106	$1,253,352
Ratios (as a percentage of average daily net assets):
Expenses	0.96	%(4)	0.96%	0.96%	0.95%	0.95%	0.95%
Net investment income	0.93	%(4)	1.98%	1.94%	1.61%	1.54%	2.37%
Portfolio Turnover	4	%(3)	5%	4%	4%	11%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

30	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At June 30, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $51,352,860 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss

31

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Notes to Financial Statements (Unaudited) — continued

carryforward will expire on June 30, 2018. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after June 30, 2013.

As of December 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

J  Interim Financial Statements — The interim financial statements relating to December 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2013, the investment adviser fee amounted to $7,516,186. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2013, the administration fee amounted to $8,351,318. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its

32

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Notes to Financial Statements (Unaudited) — continued

administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM. Trustees’ fees incurred by the Fund for the six months ended December 31, 2013 were paid by EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $279,082,099 and $127,153,871 respectively, for the six months ended December 31, 2013.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013

Sales	7,666,218	12,678,806
Issued to shareholders electing to receive payments of distributions in Fund shares	957,637	867,521
Redemptions	(5,021,277)	(6,294,197)

Net increase	3,602,578	7,252,130

For the six months ended December 31, 2013 and the year ended June 30, 2013, the Fund received $3,885,339 and $5,353,251, respectively, in redemption fees.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,683,319,891

Gross unrealized appreciation	$1,031,827,902
Gross unrealized depreciation	(284,650,366)

Net unrealized appreciation	$747,177,536

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2013, the Fund had a balance outstanding pursuant to this line of credit of $3,000,000 at an interest rate of 1.08%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2013. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2013. The Fund’s average borrowings or allocated fees during the six months ended December 31, 2013 were not significant.

33

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Notes to Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$41,161,889	$1,320,040,733		$62,468	$1,361,265,090
Emerging Europe	38,859,308	633,505,081		0	672,364,389
Latin America	413,352,659	246,927,445		—	660,280,104
Middle East/Africa	6,134,344	694,229,028		405,026	700,768,398

Total Common Stocks	$499,508,200	$2,894,702,287	**	$467,494	$3,394,677,981

Corporate Bonds	$—	$11,790		$—	$11,790
Equity-Linked Securities	—	27,354,190		0	27,354,190
Investment Funds	—	8,341,955		—	8,341,955
Rights	—	0		—	0
Warrants	58,645	—		—	58,645
Short-Term Investments	—	52,866		—	52,866

Total Investments	$499,566,845	$2,930,463,088		$467,494	$3,430,497,427

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2013 is not presented.

At December 31, 2013, investments having a value of $204,670,879 and $3,362,132 at June 30, 2013 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the six months then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service as discussed in Note 1A.

34

Parametric Tax-Managed Emerging Markets Fund

December 31, 2013

Officers and Trustees

Officers of Parametric Tax-Managed Emerging Markets Fund

Michael W. Weilheimer

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed Emerging Markets Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7736    12.31.13

Item 2. Code of Ethics

Not required in this filing

Item 3. Audit Committee Financial Expert

Not required in this filing

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: February 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 14, 2014

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: February 14, 2014